As filed with the Securities and Exchange Commission on September 20, 2002
                                                     Registration No.__________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No. __ [] Post-Effective Amendment No. _

                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            4350 South Monaco Street
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (720) 624-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
       Clifford J. Alexander, Esq.                 Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP                  Mayer, Brown & Platt
     1800 Massachusetts Avenue, N.W.                   1675 Broadway
               Second Floor                       New York, New York 10019
       Washington, D.C. 20036-1800

         Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.01 per share.

         It is proposed that this filing will go effective on October 19, 2002 pursuant to Rule 488.

         No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                            INVESCO STOCK FUNDS, INC.

                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

  Cover Sheet

  Contents of Registration Statement on Form N-14

  Letter to Shareholders

  Notice of Special Meeting

  Part A - Combined Prospectus and Proxy Statement

  Part B - Statement of Additional Information

  Part C - Other Information

  Signature Pages

  Exhibits

                              INVESCO ENDEAVOR FUND
                     (A SERIES OF INVESCO STOCK FUNDS, INC.)

                                November 7, 2002



Dear INVESCO Endeavor Fund Shareholder:

         The attached proxy materials describe a proposal that INVESCO Endeavor Fund ("INVESCO Endeavor Fund") reorganize and become part of INVESCO Dynamics Fund ("Dynamics Fund"). Each Fund is a series of INVESCO Stock Funds, Inc. If the proposal is approved and implemented each shareholder of INVESCO Endeavor Fund will automatically become a shareholder of Dynamics Fund.

         YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL. The Board believes that combining the two Funds will benefit INVESCO Endeavor Fund shareholders by providing them with a portfolio that has the same investment objective and a substantially similar investment strategy. The attached proxy materials provide more information about the proposed reorganization and the two Funds.

         YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit INVESCO Endeavor Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet or in person.

                                             Very truly yours,

                                             Mark H. Williamson
                                             President
                                             Invesco Stock Funds, Inc.

NOVEMBER 7, 2002


                              WHAT YOU SHOULD KNOW
                         ABOUT THE PROPOSED FUND MERGER

         INVESCO and the Fund's Board of Directors encourage you to read the enclosed proxy statement carefully. The following is designed to provide a brief overview of the issue and answer some questions you may have about this proxy vote.

WHAT IS THE PURPOSE OF THE SHAREHOLDER PROXY VOTE?

The vote is to determine whether INVESCO Endeavor Fund should be merged into another fund managed by INVESCO Funds Group, INVESCO Dynamics Fund. If shareholders decide in favor of the proposal, you will become a shareholder of INVESCO Dynamics Fund, and INVESCO Endeavor Fund will cease to exist.

WHAT IS THE RATIONALE FOR MERGING INVESCO ENDEAVOR FUND WITH INVESCO DYNAMICS FUND?

Investor demand for a multi-cap mutual fund, like INVESCO Endeavor Fund, has not been sufficient to warrant continuing to offer a fund managed in this style. It has become more common for investors to choose style-specific and capitalization-specific mutual funds, reducing demand for all-cap funds.

WHAT ARE THE ADVANTAGES OF MERGING THESE FUNDS?

There are two key potential advantages:

     o By combining the funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.

     o These LOWER COSTS MAY LEAD TO STRONGER PERFORMANCE, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

Both INVESCO Endeavor Fund and INVESCO Dynamics Fund seek long-term capital growth by investing primarily in equity securities. Both funds are actively managed using a growth style. However, the funds differ with regard to the size of the companies in which they invest. INVESCO Endeavor Fund is an all-cap fund, which means it invests in companies across all market capitalizations, whereas INVESCO Dynamics Fund invests in mid-cap stocks, which represent companies with market capitalizations included in the Russell MidCap Growth Index (i.e., between $2.5 billion and $15 billion) at the time of purchase.

HOW WILL THE FUND MANAGEMENT CHANGE?

INVESCO's Growth Investment Management Team, a group of INVESCO's seasoned portfolio managers, manages INVESCO Endeavor Fund. The leader of this Growth Team is Tim Miller, INVESCO's Chief Investment Officer. Tim Miller manages INVESCO Dynamics Fund as well, and he has managed this fund since 1993. Tim has more than 20 years of investment experience, and holds an MBA from the University of Missouri (St. Louis), a BSBA from St. Louis University, and is a Chartered Financial Analyst charterholder.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A closing date will be set for the reorganization. Shareholders will receive full and fractional shares of INVESCO Dynamics Fund equal in value to the shares of INVESCO Endeavor Fund that they owned on the closing date. Shareholders who own Investor Class, Class A, Class B, Class C and Class K shares will receive that same class of shares of Dynamics Fund.

The net asset value per share of INVESCO Dynamics Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?

         Unlike a transaction in which you direct INVESCO to sell shares of one fund to buy shares in another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The funds themselves will recognize no gains or losses on assets as a result of a reorganization. As a result, you will not have to report capital gains or losses due to the reorganization. (However, shareholders of the fund may receive a distribution of ordinary income and/or capital gains immediately prior to the reorganization, to the extent that unpaid amounts of income and/or gains remain in INVESCO Endeavor Fund.)

         You should  consult your tax advisor  regarding  any possible  effect a
reorganization   might  have  on  your  tax   situation,   given  your  personal
circumstances - particularly regarding state and local taxes.

         WHO WILL PAY FOR THIS REORGANIZATION?

         The expenses of the reorganization, including legal expenses, printing packaging and postage, plus the costs of any supplementary solicitation, will be borne one-half by INVESCO and one-half by the two funds.

         WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

         The Board believes you should vote in favor of the reorganization. More importantly, however, the directors recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of INVESCO Endeavor Fund will be represented at the shareholders' meeting.

         WHERE CAN I GET MORE INFORMATION ABOUT INVESCO DYNAMICS FUND?

         We encourage you to consult your financial advisor to learn more about INVESCO Dynamics Fund. You can also find more information at our Web site, INVESCOFUNDS.COM. Or you can call Investor Services toll-free at 1-800-525-8085.

         We hope this Q&A has helped you better understand why we are making this proposal. If you have any questions, we encourage you to call us at 1-800-525-8085, and one of our Investment Specialists will assist you.
















INVESCO DISTRIBUTORS, INC.,(SM) DISTRIBUTOR

                              INVESCO ENDEAVOR FUND
                     (A SERIES OF INVESCO STOCK FUNDS, INC.)
                                ________________
                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                JANUARY 16, 2003
                                ________________

To the Shareholders:

         A special meeting of shareholders of INVESCO Endeavor Fund ("INVESCO Endeavor Fund"), a series of INVESCO Stock Funds, Inc., will be held on January 16, 2003, at 10:00 a.m., Mountain Time, at the offices of INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, Colorado for the following purposes:

         (1) To approve an Agreement and Plan of Reorganization and Termination under which INVESCO Dynamics Fund ("Dynamics Fund"), a series of INVESCO Stock Funds, Inc., would acquire all of the assets of INVESCO Endeavor Fund in exchange solely for shares of equal value of corresponding classes of Dynamics Fund and the assumption by Dynamics Fund of all of INVESCO Endeavor Fund's liabilities, followed by the distribution of those shares to the shareholders of INVESCO Endeavor Fund.

         (2) To transact such other business as may properly come before the meeting or any adjournment thereof.

         Proposal 1 is described in the accompanying Prospectus/Proxy Statement.

         YOUR BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         You are entitled to vote at the meeting and any adjournment thereof if you owned shares of INVESCO Endeavor Fund at the close of business on October 23, 2002. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE. IN THE ALTERNATIVE, YOU MAY VOTE YOUR PROXY BY TELEPHONE, THROUGH THE INTERNET OR BY FACSIMILE MACHINE PURSUANT TO THE INSTRUCTIONS ON THE PROXY CARD.

                                             By order of the Board of Directors,


                                             Glen A. Payne
                                             Secretary

November 7, 2002
Denver, Colorado

--------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT
                        NO MATTER HOW MANY SHARES YOU OWN

         Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly.

         As an alternative to using the paper proxy card to vote, you may vote by mail, telephone, through the Internet, by facsimile machine, or in person. To vote by telephone, please call the toll-free number listed on the enclosed proxy card(s). Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access https://vote.proxy-direct.com. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-888-796-9932.

         If we do not receive your completed proxy cards after several weeks, you may be contacted by INVESCO or by our proxy solicitor, Alamo Direct. INVESCO or our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call Alamo Direct directly at [1-800-_____, extension ___,] and vote by phone.

         Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                              INVESCO DYNAMICS FUND

                            TO ACQUIRE THE ASSETS OF

                              INVESCO ENDEAVOR FUND
                  (EACH, A SERIES OF INVESCO STOCK FUNDS, INC.)

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-525-8085

                                   ___________

                       COMBINED PROSPECTUS/PROXY STATEMENT

                                NOVEMBER 7, 2002
                                   ___________

         This Combined Prospectus/Proxy Statement is being furnished to shareholders of INVESCO Endeavor Fund ("INVESCO Endeavor Fund"), a series of INVESCO Stock Funds, Inc. (the "Company"), in connection with the solicitation of proxies from INVESCO Endeavor Fund shareholders by the board of directors of the Company for use at a special meeting of shareholders to be held on January 16, 2003 ("Meeting"), at 10:00 a.m. Mountain Time, and at any adjournment of the Meeting.

         As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization. In the reorganization, INVESCO Dynamics Fund ("Dynamics Fund"), another series of the Company, would acquire all of the assets of INVESCO Endeavor Fund in exchange solely for shares of Dynamics Fund and the assumption by Dynamics Fund of all of the liabilities of INVESCO Endeavor Fund (the "Reorganization"). Those shares of Dynamics Fund would then be distributed to the shareholders of INVESCO Endeavor Fund, so that each shareholder would receive a number of full and fractional shares of Dynamics Fund having an aggregate value that on the effective date of the Reorganization is equal to the aggregate net asset value of the shareholders' shares of INVESCO Endeavor Fund. Each INVESCO Endeavor Fund shareholder holding Investor Class, Class A, Class B, Class C and Class K shares will receive Investor Class, Class A, Class B, Class C and Class K shares, respectively, of Dynamics Fund in the Reorganization. As soon as practicable following the distribution of shares, INVESCO Endeavor Fund will be terminated.

         This Prospectus/Proxy Statement sets forth concisely the information about the Reorganization and Dynamics Fund that a shareholder should know before voting on the Reorganization. Additional information is contained in the following:

     o A Statement of Additional Information, dated November 7, 2002, relating to the Reorganization and including historical financial statements has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Prospectus/Proxy Statement).

     o The Company's Prospectus and Statement of Additional Information, each dated February 28, 2002, and its Annual Report to Shareholders for the fiscal year ended July 31, 2002, have been filed with the SEC and are incorporated herein by reference with respect to INVESCO Endeavor Fund and Dynamics Fund.

         Copies of the documents listed above may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll free 1-800-525-8085. In addition, the SEC maintains a Website (HTTP://WWW.SEC.GOV) that contains the Company's Prospectus and Statement of Additional Information and other material incorporated by reference, together with other information regarding the Funds.

         Investors are advised to read and retain this Prospectus/Proxy Statement for future reference. Dynamics Fund and INVESCO Endeavor Fund (each, a "Fund") are separate series of the Company, a Maryland corporation registered as an open-end, diversified management investment company. INVESCO Funds Group, Inc. serves as the investment manager to each Fund. The investment objective of each Fund is to seek long-term capital growth.

         This Prospectus/Proxy Statement will first be mailed to shareholders on or about November 7, 2002.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


         THE SEC HAS NOT APPROVED OR  DISAPPROVED  THESE  SECURITIES,  OR PASSED
UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS/PROXY   STATEMENT.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
SYNOPSIS ......................................................................1
         The Proposed Reorganization...........................................1
         Comparative Fee Table.................................................1
         Example of Effect on Fund Expenses....................................7
         Comparison Of Investment Objectives And Policies......................9
         Performance of the Funds.............................................11
         Form Of Organization.................................................11
         Investment Adviser And Investment Advisory Fees......................11
         Operations Of Dynamics Fund Following The Reorganization.............11
         Purchases............................................................12
         Redemptions..........................................................12
         Exchanges............................................................12
         Dividends and Other Distributions....................................13
         Federal Income Tax Consequences of the Reorganization................13

PRINCIPAL RISK FACTORS........................................................13

THE PROPOSED TRANSACTION......................................................15
         Reorganization Plan..................................................15
         Reasons for the Reorganization.......................................16
         Description of Securities to be Issued...............................17
         Federal Income Tax Considerations....................................18
         Capitalization.......................................................19

VOTING INFORMATION............................................................20

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................22

INFORMATION CONCERNING ADVISER, DISTRIBUTOR  AND AFFILIATED COMPANIES.........22

MISCELLANEOUS.................................................................23
         Legal Matters........................................................23
         Experts  23

OTHER BUSINESS................................................................23

BOARD RECOMMENDATION..........................................................23

APPENDIX A - Form of Plan of Reorganization..................................A-1
APPENDIX B - Additional Information Regarding Dynamics Fund..................B-1
APPENDIX C - Management Discussion & Analysis for the Funds..................C-1
APPENDIX D - Principal Shareholders..........................................D-1

                                    SYNOPSIS

         The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and the Statement of Additional Information dated November 1, 2002, the Company's Prospectus and Statement of Additional Information with respect to INVESCO Endeavor Fund and Dynamics Fund (each, a "Fund," and together, the "Funds"), the Company's Annual Report to Shareholders with respect to INVESCO Endeavor and Dynamics Fund (each of which is incorporated herein by reference), and the Plan of Reorganization and Termination ("Reorganization Plan") (the form of which is attached as Appendix A to this Prospectus/Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit INVESCO Endeavor Fund's shareholders. The Funds have the same investment objective and have similar investment policies and strategies.

THE PROPOSED REORGANIZATION

         The Board considered and approved the Plan at a meeting held on August 7, 2002. The Plan provides for the acquisition of all the assets of INVESCO Endeavor Fund by Dynamics Fund, in exchange solely for shares of common stock of Dynamics Fund and the assumption by Dynamics Fund of all the liabilities of INVESCO Endeavor Fund. INVESCO Endeavor Fund then will distribute those shares of Dynamics Fund to its shareholders, so that each INVESCO Endeavor Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the value of the shareholder's holdings in INVESCO Endeavor Fund as of the day of the Closing Date (as defined below). INVESCO Endeavor Fund will be terminated as soon as practicable thereafter. Each INVESCO Endeavor Fund shareholder will receive the same class of shares of Dynamics Fund that the shareholder currently owns of INVESCO Endeavor Fund as a result of the Reorganization.

         The Reorganization will occur as of the close of business on January 24, 2003, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

         For the  reasons  set forth below  under "The  Proposed  Transaction  -
Reasons for the Reorganization," the Board of the Company, including the directors who are not "interested persons" as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Directors"), has determined that the Reorganization is in the best interests of each Fund, that the terms of the Reorganization are fair and reasonable and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the Reorganization.

COMPARATIVE FEE TABLE

         Like all mutual funds, the Funds incur certain expenses in their operations and, as a shareholder, you pay these expenses indirectly. The tables below compare annual operating expenses for Investor Class, Class A, Class B, Class C and Class K shares of each Fund, respectively, for the fiscal year ended July 31, 2002, and PRO FORMA expenses, based on those annual operating expenses for Dynamics Fund assuming the Reorganization is approved and effected. The Dynamics Fund also offers Institutional Class shares which are not involved in the proposed Reorganzation. YOU WILL NOT BE CHARGED ANY FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE FOR ACQUIRING SHARES OF DYNAMICS FUND IN

EXCHANGE FOR INVESCO ENDEAVOR FUND SHARES YOU CURRENTLY OWN IN CONNECTION WITH THE REORGANIZATION.

INVESTOR CLASS SHARES
=====================

SHAREHOLDER FEES (fees paid directly from your investment)

                                                    INVESCO
                                                    -------
                                  DYNAMICS FUND   ENDEAVOR FUND   COMBINED FUND
                                  --------------  -------------   -------------

Front-end sales charge                 None            None            None
(load) on purchases of shares

Contingent Deferred Sales              None            None            None
Charge (CDSC)

Redemption fee or deferred             None            None            None
sales charge (load)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                INVESCO          COMBINED FUND
                                                -------          -------------
                               DYNAMICS FUND    ENDEAVOR FUND    (PRO FORMA)
                               -------------    -------------    -----------

Management Fees                  0.46%            0.75%           0.46%

Distribution (12b-1) Fees (1)    0.25%            0.25%           0.25%

Other Expenses (2)(3)            0.52%            1.56%           0.53%

Total Annual Fund Operating      1.23%(2)         2.56%(2)(4)     1.24%(2)(4)
Expenses (3)

(1) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. ("NASD").

(2) Each Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(3) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Class for fees and expenses absorbed pursuant to this agreement if such reimbursements do not cause the Class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(4) Certain expenses of Dynamics Fund, INVESCO Endeavor Fund and Combined Fund were or will be absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses were 0.50%, 0.50% and 0.50%, respectively, and Total Annual Fund Operating Expenses were 1.21%, 1.50% and 1.21%, respectively, of the Fund's average net assets attributable to Investor Class shares.

                     _______________________________________

CLASS A SHARES
==============

SHAREHOLDER FEES (fees paid directly from your investment)

                                                    INVESCO
                                                    -------
                                     DYNAMICS FUND  ENDEAVOR FUND  COMBINED FUND
                                     -------------  -------------  -------------

Front-end sales charge (load)           5.50%           5.50%           5.50%
on purchases of shares

Contingent Deferred Sales               None            None            None
Charge (CDSC) (1)

Sales charge (load) on reinvested       None            None            None
dividends/distributions

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                  INVESCO         COMBINED FUND
                                                  -------         -------------
                                   DYNAMICS FUND  ENDEAVOR FUND   (PRO FORMA)
                                   -------------  -------------   -----------

Management Fees                        0.46%        0.75%             0.46%

Distribution (12b-1) Fees (2)          0.35%        0.35%(2)          0.35%

Other Expenses (3) (4)                 0.21%        1.36%(6)          0.22%
                                       -----        -----             -----

Total Annual Fund Operating
  Expenses (3)(4)                      1.02%        2.46%(6)          1.03%

Fees Waivers/Reimbursements (5)        0.00%        0.36%             0.00%
                                       -----        -----             -----

Net Expenses (5)                       1.02%        2.10%             1.03%


(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the NASD.

(3) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class A on April 1, 2002 through July 31, 2002.

(4) Each Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(5) To limit expenses, INVESCO has contractually obligated itself to waive and bear any expenses through July 31, 2004, that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares. Effective June 1, 2002, INVESCO is entitled to reimbursement from the Class for fees and expenses absorbed pursuant to this agreement if such reimbursements do not cause the Class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(6) Certain expenses of the INVESCO Endeavor Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. These commitments may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.60% of the Fund's average net assets, respectively, attributable to Class A shares.

                     _______________________________________

CLASS B SHARES
==============

SHAREHOLDER FEES (fees paid directly from your investment)

                                                  INVESCO
                                                  -------
                                  DYNAMICS FUND   ENDEAVOR FUND   COMBINED FUND
                                  -------------   -------------   -------------

Front-end sales charge (load)          None            None            None
on purchases of shares

Contingent Deferred Sales              5.00%           5.00%           5.00%
Charge (CDSC) (1)

Sales charge (load) on                 None            None            None
reinvested dividends

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                    INVESCO        COMBINED FUND
                                                    -------        -------------
                                     DYNAMICS FUND  ENDEAVOR FUND  (PRO FORMA)
                                     -------------  -------------  -----------

Management Fees                          0.46%          0.75%          0.46%

Distribution (12b-1) Fees (2)            1.00%          1.00%          1.00%

Other Expenses (3) (5)                   0.18%          1.36%(6)       0.19%

Total Annual Fund Operating
  Expenses (3)(5)                        1.64%          3.11%(6)       1.65%

Fees Waivers/Reimbursements (5)          0.00%          0.36%          0.00%

Net Expenses (4)                         1.64%          2.75%          1.65%


(1) A 5% CDSC may be charged on Class B shares. Please see the section titled "How to Buy Shares" in Appendix B.

(2) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the NASD.

(3) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due the relatively short period from inception of Class B on April 1, 2002 through July 31, 2002.

(4) To limit expenses, INVESCO has contractually obligated itself to waive and bear any expenses through July 31, 2004, that would cause the ratio of expenses to average net assets to exceed 2.75% for Class B shares. Effective June 1, 2002, INVESCO is entitled to reimbursement from the Class for fees and expenses absorbed pursuant to this agreement if such reimbursements do not cause the Class to exceed current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(5) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(6) Certain expenses of the INVESCO Endeavor Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. These commitments may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 2.25%, respectively, of the Fund's average net assets attributable to Class B shares.

                     _______________________________________

CLASS C SHARES
==============

SHAREHOLDER FEES (fees paid directly from your investment)

                                                  INVESCO
                                                  -------
                                  DYNAMICS FUND   ENDEAVOR FUND   COMBINED FUND
                                  -------------   -------------   -------------

Front-end sales charge (load)          None           None             None
on purchases of shares

Contingent Deferred Sales              1.00%          1.00%            1.00%
Charge (CDSC) (1)

Redemption fee or deferred             None           None             None
sales charge (load)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                   INVESCO        COMBINED FUND
                                                    -------        -------------
                                     DYNAMICS FUND  ENDEAVOR FUND  (PRO FORMA)
                                     -------------  -------------  -----------

Management Fees                         0.46%          0.75%           0.46%

Distribution (12b-1) Fees (2)           1.00%          1.00%           1.00%

Other Expenses(3)(5)                    0.70%          2.56%           0.78%
                                        -----          -----           -----
Total Annual Fund Operating             2.16%          4.31%           2.24%

Expenses (3)(5)

Fee Waivers/Reimbursements (4)          0.00%          1.56%           0.00%
                                        -----          -----           -----

Net Expenses (4)                        2.16%          2.75%           2.24%

(1) A 1% CDSC may be charged on Class C shares. Please see the section titled "How to Buy Shares" in Appendix B.

(2) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the NASD.

(3) Each Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(4) To limit expenses, INVESCO has contractually obligated itself to waive and bear any expenses through July 31, 2004, that would cause the ratio of expenses to average net assets to exceed 2.75% for Class C shares. Effective June 1, 2002, INVESCO is entitled to reimbursement from the Class for fees and expenses absorbed pursuant to this agreement if such reimbursements do not cause the Class to exceed current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(5) Certain expenses of Dynamics Fund, INVESCO Endeavor Fund and Combined Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following the consultation with the Board of Directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses were 0.50%, 0.50% and 0.51%, respectively, and Total Annual Fund Operating Expenses were 1.96%, 2.25% and 1.97%, respectively, of the Fund's average net assets attributable to Class C shares.

                     _______________________________________

CLASS K SHARES
==============

SHAREHOLDER FEES (fees paid directly from your investment)

                                                  INVESCO
                                                  -------
                                  DYNAMICS FUND   ENDEAVOR FUND   COMBINED FUND
                                  -------------   -------------   -------------

Front-end sales charge (load)          None            None            None
on purchases of shares

Contingent Deferred Sales              None            None            None
Charge (CDSC)

Redemption fee or deferred             None            None            None
sales charge (load)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                   INVESCO         COMBINED FUND
                                                   -------         -------------
                                   DYNAMICS FUND   ENDEAVOR FUND   (PRO FORMA)
                                   -------------   -------------   -----------

Management Fees                        0.46%           0.75%           0.46%

Distribution (12b-1) Fees (1)          0.45%           0.45%           0.45%

Other Expenses (2)(4)                  0.45%           ____%           0.43%
                                       -----                           -----

Total Annual Fund Operating                            ____%
    Expenses (2)(4)                    1.36%                           1.35%

Fees Waivers/Reimbursements (3)        0.00%           ____%           0.00%
                                       -----                           -----
Net Expenses (3)                       1.36%           ____%           1.35%

(1) Because the Funds pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the NASD.

(2) Each Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(3) To limit expenses, INVESCO has contractually obligated itself to waive and bear any expenses through July 31, 2004, that would cause the ratio of expenses to average net assets to exceed 2.20% for Class K shares. Effective June 1, 2002, INVESCO is entitled to reimbursement from the Class for fees and expenses absorbed pursuant to this agreement if such reimbursements do not cause the Class to exceed current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(4) Certain expenses of the INVESCO Endeavor Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. These commitments may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were ___% and ___%, respectively, of the Fund's average net assets attributable to Class K shares.

EXAMPLE OF EFFECT ON FUND EXPENSES

         This Example is intended to help you compare the cost of investing in Investor Class, Class A, Class B, Class C and Class K shares of INVESCO Endeavor Fund with the cost of investing in the respective Class of Dynamics Fund assuming the Reorganization has been approved and effected.

         The Example assumes that you invest $10,000 in the specified Fund and Class for the time periods indicated and then redeem all of your shares of that Class at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

INVESTOR CLASS SHARES
=====================

                         ONE YEAR     THREE YEARS      FIVE YEARS     TEN YEARS
                         --------     -----------      ----------     ---------

Dynamics Fund              $125           $390             $676         $1,489

INVESCO Endeavor Fund      $259           $796           $1,360         $2,895

Combined Fund              $126           $393             $681         $1,500
                     _______________________________________



CLASS A SHARES (1)
==================

                         ONE YEAR     THREE YEARS      FIVE YEARS     TEN YEARS
                         --------     -----------      ----------     ---------

Dynamics Fund              $648           $857           $1,082         $1,729

INVESCO Endeavor Fund      $751         $1,208           $1,725         $3,139

Combined Fund              $649           $860           $1,087         $1,740

(1) Based on initial sales charge for Class A shares at the beginning of the period.

                     _______________________________________

CLASS B SHARES (1)
==================

                         ONE YEAR   THREE YEARS      FIVE YEARS     TEN YEARS(2)
                         --------   -----------      ----------     ---------
Dynamics Fund (1)          $667         $817           $1,092         $1,778

Without Redemption         $167         $517             $892         $1,778

INVESCO Endeavor Fund      $778       $1,191           $1,766         $3,217

Without Redemption         $278         $891           $1,566         $3,217

Combined Fund              $668         $820           $1,097         $1,787

Without Redemption         $168         $520             $897         $1,787

(1) Based on CDSC charges for Class B shares at redemption at the end of the period shown. See "How To Buy Shares" in Appendix B.

(2)  Assumes conversion from Class B to Class A at the end of the eighth year.

                     _______________________________________

CLASS C SHARES (1)

                         ONE YEAR     THREE YEARS      FIVE YEARS     TEN YEARS
                         --------     -----------      ----------     ---------
Dynamics Fund              $319           $676           $1,159         $2,493

Without Redemption         $219           $676           $1,159         $2,493

INVESCO Endeavor Fund      $378         $1,015           $1,928         $4,268

Without Redemption         $278         $1,015           $1,928         $4,268

Combined Fund              $327           $700           $1,200         $2,575

Without redemption         $227           $700           $1,200         $2,575

(1)  Based on CDSC  charges for Class C shares at  redemption  at the end of the
     period    shown.    See   "How   To   Buy    Shares"   in    Appendix    B.
                     _______________________________________

CLASS K SHARES
==============

                         ONE YEAR     THREE YEARS      FIVE YEARS     TEN YEARS
                         --------     -----------      ----------     ---------
Dynamics Fund              $138           $431           $745           $1,635

INVESCO Endeavor Fund      $              $              $              $

Combined Fund              $137           $428           $739           $1,624

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of Dynamics Fund and of INVESCO Endeavor Fund is long-term capital growth. Dynamics Fund and INVESCO Endeavor Fund each invests in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

         Each Fund is managed in the growth style. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

         The Funds' investment policies are substantially similar in most respects, except that Dynamics Fund invests mainly in rapidly growing mid-sized companies, while INVESCO Endeavor Fund may invest in companies of any capitalization size.

         Dynamics Fund invests at least 65% or more of its assets in common stocks of mid-sized companies. INVESCO defines such companies as those that are included in the Russell Mid-Cap Growth Stock Index1 at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5


----------------------
1 The 1,000 U.S. companies having the highest market capitalization are included in the Russell Mid-Cap Growth Stock Index. On its annual rebalancing date of June 30, 2002, the smallest stock in the Index had a market capitalization of approximately $200 million.

billion and $15 billion at the time of purchase. Dynamics Fund invests primarily in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The balance of Dynamics Fund's assets are invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales growth or earnings growth. While Dynamics Fund generally invests in mid-sized companies, Dynamics Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to fluctuate more rapidly than the securities of larger, more established companies, and the price of the Fund's shares tends to fluctuate more than if the Fund's investments were concentrated in larger, more established companies.

         INVESCO Endeavor Fund invests at least 65% or more of its assets in common stocks. INVESCO Endeavor Fund has the flexibility to invest in companies of all sizes. INVESCO Endeavor Fund can invest in securities of smaller and mid-sized companies, including companies that are just entering the securities marketplace with initial public offerings.

         Each Fund also has the flexibility to invest in other types of securities, such as preferred stocks, convertible securities, warrants, bonds and other debt securities. Each Fund's investments in debt securities include U.S. government securities and U.S. and foreign corporate debt securities. Each Fund may invest up to 25% of its total assets in foreign securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. Each Fund may invest in ADRs, which are securities issued by U.S. banks that represent shares of foreign corporations held by those banks. Although traded in U.S. securities markets and valued in U.S. dollars, ADRs carry most of the risks of investing directly in foreign securities. In addition, each Fund may invest in repurchase agreements.

         Each Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, each Fund's investments may be bought and sold relatively frequently.

         At any given time, the Funds may be subject to sector risk. Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of a Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be susceptible to the economic, business or other developments which generally affect that sector.

         In addition to the risks discussed above, the Funds are subject to other principal risks. See "Principal Risk Factors" in this Prospectus/Proxy Statement.

         OTHER POLICIES OF BOTH FUNDS. Both Funds may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable; the Funds may also invest in restricted securities that may be resold to institutional investors. Both Funds also may enter into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers. In addition, each Fund may seek to earn additional income by lending its portfolio securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. Each Fund may invest in futures contracts and options thereon, put and call options on securities and securities indices, foreign currency transactions, options on foreign currencies, commercial paper, preferred stock, swap agreements and securities of other investment companies. Each Fund may also enter into reverse repurchase agreements and when-issued transactions.

         When market or economic conditions are unfavorable, each Fund may assume a defensive position by temporarily investing up to 100% of its assets in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.

PERFORMANCE OF THE FUNDS

         The average annual total returns for Dynamics Fund for the fiscal year ended July 31, 2002 are set forth in the Statement of Additional Information. For the average annual total returns for INVESCO Endeavor Fund for the fiscal year ended July 31, 2002, see the Company's Annual Report to Shareholders, which is incorporated by reference into this Prospectus/Proxy Statement. The historical performance of Dynamics Fund has been superior to the historical performance of INVESCO Endeavor Fund. Past performance does not indicate how a Fund will perform in the future.

FORM OF ORGANIZATION

         The Company is an open-end, diversified investment management company that was organized as a Maryland corporation as INVESCO Dynamics Fund, Inc. on April 2, 1993. The Company currently consists of seven portfolios of investments: Growth Fund, Dynamics Fund, INVESCO Endeavor Fund, Growth & Income Fund, Small Company Growth Fund, S&P 500 Index Fund and Value Equity Fund. The Company is not required to (nor does it) hold annual shareholder meetings. None of the Funds issue share certificates.

INVESTMENT ADVISER AND INVESTMENT ADVISORY FEES

         INVESCO Funds Group, Inc. ("INVESCO"), is the investment adviser of each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.

         INVESCO is currently paid the following: (1) by INVESCO Endeavor Fund, a monthly management fee computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million; 0.55% on such assets between $1 billion and $2 billion; 0.45% on such assets between $2 billion and $4 billion; 0.40% on such assets between $4 billion and $6 billion; 0.375% on such assets between $6 billion and $8 billion; and 0.35% on such assets over $8 billion; and (2) by Dynamics Fund, a monthly management fee computed at the annual rate of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million of such assets; 0.50% on such assets between $700 million and $2 billion; 0.45% on such assets between $2 billion and $4 billion; 0.40% on such assets between $4 billion and $6 billion; 0.375% on such assets between $6 billion and $8 billion; and 0.35% on such assets over $8 billion. For the Funds' fiscal year ended July 31, 2002, INVESCO Endeavor Fund paid an investment management fee of 0.75% of its average net assets and Dynamics Fund paid an investment management fee of 0.46% of its average net assets. Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.46% of average net assets, although this fee will decrease in accordance with the fee schedule for Dynamics Fund described above if the assets of the combined Fund increase.

OPERATIONS OF DYNAMICS FUND FOLLOWING THE REORGANIZATION

         As indicated above, the investment objectives and policies of the two Funds are substantially similar, although INVESCO Endeavor Fund may invest in companies of any capitalization size, while Dynamics Fund invests primarily in mid-cap companies. Based on its review of the investment portfolios of each Fund, INVESCO believes that most of the assets held by INVESCO Endeavor Fund will be consistent with the investment policies of Dynamics Fund and thus can be transferred to and held by Dynamics Fund if the Reorganization Plan is approved. If, however, INVESCO Endeavor Fund has any assets that may not be held by Dynamics Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Dynamics Fund. The possible need for INVESCO Endeavor Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in INVESCO Endeavor Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in INVESCO Endeavor Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

         PURCHASES. Procedures to purchase shares in the two Funds are identical. Shares of each Fund may be purchased by wire, telephone, mail, Internet (for grandfathered Investor Class shareholders only) or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange, but may also be computed at other times. For shareholders purchasing shares of a Fund for the first time, a minimum investment of $1,000 ($250 for investment retirement accounts and $50 for direct payroll purchases) is required. Each additional purchase of Fund shares must be at least $50. For a more complete discussion of share purchases, see "How to Buy Shares" in Appendix B.

         REDEMPTIONS. Procedures to redeem shares in the two Funds are identical. Shares of each Fund may be redeemed by telephone, mail or by Internet (for grandfathered Investor Class shareholders only). Redemptions are made at the NAV per share of each Fund next determined after a request in proper form is received at the Fund's office, less any CDSC, if applicable. Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents. If shares were purchased with a check which has not yet cleared, payment will be made after the check has cleared which can take up to twelve business days. To redeem by telephone, the Fund shares must be worth at least $250 unless closing out of the account. Individual retirement account redemptions are not permitted. For a more complete discussion of share redemption procedures, including front-end sales charges (for Class A) and CDSCs (for Classes A, B, and C), see "How to Sell Shares" in Appendix B. YOU WILL NOT BE CHARGED ANY FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE FOR ACQUIRING SHARES OF DYNAMICS FUND IN EXCHANGE FOR INVESCO ENDEAVOR FUND SHARES YOU CURRENTLY OWN IN CONNECTION WITH THE REORGANIZATION. YOUR HOLDING PERIOD WILL BE DEEMED TO BEGIN WHEN YOU PURCHASED YOUR INVESCO ENDEAVOR FUND SHARES FOR PURPOSES OF DETERMINING WHETHER A CDSC APPLIES IF YOU DECIDE TO SELL YOUR DYNAMICS FUND SHARES IN THE FUTURE.

         INVESCO Endeavor Fund shares will no longer be available for purchase on September 20, 2002. Redemptions of INVESCO Endeavor Fund's shares may be effected through the Closing Date.

         EXCHANGES. Shares of each Fund may be exchanged for shares of the same class of another INVESCO Fund on the basis of their respective NAVs at the time of the exchange. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of Class B or Class C shares, respectively, into which you exchanged for the purposes of calculating any CDSC that may be assessed upon a subsequent redemption. After the Reorganization, shares of Dynamics Fund will continue to be exchangeable for shares of another INVESCO Fund. For a more complete discussion of exchange policies, see "How to Buy Shares" in Appendix B.


DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund are based solely on its investment income. Each Fund's policy is to distribute substantially all of its investment income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Board. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the payable date unless otherwise requested.

         Each Fund also realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in November or December. Capital gains distributions are automatically reinvested in additional shares of a Fund on the payable date unless otherwise requested.

         On or before the Closing Date, INVESCO Endeavor Fund will declare as a distribution substantially all of its net investment income and realized net capital gains, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         The Company will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent INVESCO Endeavor Fund sells securities prior to the Closing Date, it may recognize net gains or losses. Any net recognized gains would increase the amount of any distribution made to shareholders of INVESCO Endeavor Fund prior to the Closing Date.

                             PRINCIPAL RISK FACTORS

         Because the Funds have the same investment objective and investment policies that are substantially similar, an investment in Dynamics Fund is subject to many of the same specific risks as an investment in INVESCO Endeavor Fund, as well as the general risks arising from investing in any mutual fund.

There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

         The principal specific risks associated with investing in the Funds include:

         MARKET RISK. Market risk is the possibility that the value of a Fund's investment will be reduced as equity stock prices vary and fall. Certain stocks selected for a Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

         LIQUIDITY RISK. Liquidity risk is the possibility that certain securities may be difficult to sell at a time and price that would normally prevail in the market. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

         COUNTERPARTY RISK. Counterparty risk is the possibility that the other party in a transaction will not fulfill its contractual obligation to complete the transaction with a Fund. This is a risk associated primarily with repurchase agreements and some derivatives transactions.

         FOREIGN SECURITIES RISK. Foreign securities risk is the possibility that the value of a Fund's investments will fluctuate due to currency, political, regulatory and diplomatic risks associated with investments in foreign and emerging markets. Currency risk is the risk that the value of a Fund's investment in a security valued in a foreign currency will fluctuate as the exchange rate between U.S. dollars and the foreign currency fluctuates. Political risk is the risk that political actions, events or instability may cause the value of a foreign security to fluctuate. Regulatory risk is the risk that the value of a foreign security may be affected by government regulations prohibiting certain foreign trading practices. Diplomatic risk is the risk that a change in the diplomatic relations between the U.S. and a foreign government may affect the value or liquidity of foreign securities.

         LACK OF TIMELY INFORMATION RISK. This risk is the possibility that timely information about a security or issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

         PORTFOLIO TURNOVER RISK. The Funds' investment portfolios are actively traded. Because each Fund's strategy highlights many short-term factors - current information about a company, investor interest, price movements of the company's securities and general market and monetary conditions -- securities may be bought and sold relatively frequently. The Funds' portfolio turnover rates may be higher than those of many other mutual funds. This turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

         The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

         The Reorganization Plan provides for (a) the acquisition by Dynamics Fund on the Closing Date of all of the assets of INVESCO Endeavor Fund in exchange solely for Dynamics Fund shares and the assumption by Dynamics Fund of all of INVESCO Endeavor Fund's liabilities and (b) the distribution of those Dynamics Fund shares to the shareholders of INVESCO Endeavor Fund.

         The assets of INVESCO Endeavor Fund to be acquired by Dynamics Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on INVESCO Endeavor Fund's books, and all other property owned by INVESCO Endeavor Fund on the Closing Date. Dynamics Fund will assume from INVESCO Endeavor Fund all liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that INVESCO Endeavor Fund will use its best efforts to discharge all of its known liabilities before the Closing Date. Dynamics Fund will deliver its shares to INVESCO Endeavor Fund, which will distribute the shares to INVESCO Endeavor Fund's shareholders.

         The value of INVESCO Endeavor Fund's assets to be acquired by Dynamics Fund and the NAV per share of the Dynamics Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in [each Fund's then-current Prospectus and Statement of Additional Information.] INVESCO Endeavor Fund's net value shall be the value of its assets to be acquired by Dynamics Fund, less the amount of INVESCO Endeavor Fund's liabilities, as of the Valuation Time.

         On, or as soon as practicable after, the Closing Date, INVESCO Endeavor Fund will distribute the Dynamics Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each INVESCO Endeavor Fund shareholder will receive a number of full and fractional Dynamics Fund shares equal in aggregate value to the shareholder's shares in INVESCO Endeavor Fund as of the Closing Date. INVESCO Endeavor Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Dynamics Fund in the names of INVESCO Endeavor Fund shareholders and by transferring to those accounts the shares previously credited to the account of INVESCO Endeavor Fund on those books. Fractional shares in Dynamics Fund will be rounded to the third decimal place.

         Because Dynamics Fund shares will be issued at NAV in exchange for the net assets of INVESCO Endeavor Fund, the aggregate value of Dynamics Fund shares issued to INVESCO Endeavor Fund shareholders will equal the aggregate value of INVESCO Endeavor Fund shares. The NAV per share of Dynamics Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

         Any transfer taxes payable upon the issuance of Dynamics Fund shares in a name other than that of the registered INVESCO Endeavor Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of INVESCO Endeavor Fund to a public authority will continue to be its responsibility until it is dissolved.

         Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by both the Dynamics Fund and INVESCO Endeavor Fund on a PRO RATA basis. The Board considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of each Fund.

         The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of INVESCO Endeavor Fund's shareholders.

REASONS FOR THE REORGANIZATION

         The Board, including a majority of the Independent Directors, has determined that the Reorganization is in the best interests of each Fund, that the terms of the Reorganization are fair and reasonable and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. In approving the Reorganization, the Board, including a majority of its Independent Directors, considered a number of factors, including the following:

         (1) the compatibility of the Funds' investment objectives, policies and restrictions;

         (2)  the relative investment performance of each Fund;

         (3)  the relative asset size of each Fund;

         (4) the effect of the Reorganization on the Funds' expected investment performance;

         (5) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

         (6) the costs to be incurred by each Fund as a result of the Reorganization;

         (7)  the tax consequences of the Reorganization;

         (8) the effect on each Fund's shareholders' rights as a result of the Reorganization;

         (9) the potential benefits of the Reorganization to INVESCO and to other persons; and

         (10) the alternatives to the Reorganization.

         The Reorganization was recommended to the Board by INVESCO at a meeting of the Board held on August 7, 2002. In recommending the Reorganization, INVESCO advised the Board that the investment advisory and administration fee schedule applicable to Dynamics Fund is less than that currently in effect for INVESCO Endeavor Fund and it is likely that INVESCO would cease to absorb expenses of INVESCO Endeavor Fund. The Board considered the fact that Dynamics Fund has a better performance record and that INVESCO Endeavor Fund has had more difficulty in attracting assets than Dynamics Fund. The Board also considered that the Funds have an identical investment objective and similar investment strategies. Further, the Board was advised by INVESCO that, because Dynamics Fund has greater net assets than INVESCO Endeavor Fund, combining the two Funds could reduce the expenses borne by Dynamics Fund as a percentage of net assets. In addition, INVESCO advised the Board that any reduction in the expense ratios of the Funds as a result of the Reorganization could benefit INVESCO by reducing or eliminating any reimbursements or waivers of expenses resulting from INVESCO's obligation to limit the expenses of each Fund.

DESCRIPTION OF SECURITIES TO BE ISSUED

         The Company is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 9 billion shares of common stock (par value of $0.01 per share). Shares of the Funds entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of each Fund are currently divided into the following classes:
Investor Class, Class A, Class B, Class C, and Class K shares, and for Dynamics Fund, Institutional Class. Each INVESCO Endeavor Fund shareholder holding Investor Class, Class A, Class B, Class C and Class K shares will receive Investor Class, Class A, Class B, Class C and Class K shares, respectively, of Dynamics Fund in the Reorganization. Institutional Class shares of Dynamics Fund are not involved in the proposed Reorganization, as INVESCO Endeavor Fund does not have an Institutional Class of shares.

         The Funds do not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

FEDERAL INCOME TAX CONSIDERATIONS

         The exchange of INVESCO Endeavor Fund's assets for Dynamics Fund shares and Dynamics Fund's assumption of INVESCO Endeavor Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Company will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that--

                  (1) Dynamics Fund's acquisition of INVESCO Endeavor Fund's assets in exchange solely for Dynamics Fund shares and Dynamics Fund's assumption of INVESCO Endeavor Fund's liabilities, followed by INVESCO Endeavor Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their INVESCO Endeavor Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  (2) INVESCO Endeavor Fund will recognize no gain or loss on the transfer of its assets to Dynamics Fund in exchange solely for Dynamics Fund shares and Dynamics Fund's assumption of INVESCO Endeavor Fund's liabilities or on the subsequent distribution of those shares to INVESCO Endeavor Fund's shareholders in constructive exchange for their INVESCO Endeavor Fund shares:

                  (3) Dynamics Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Dynamics Fund shares and its assumption of INVESCO Endeavor Fund's liabilities;

                  (4) Dynamics Fund's basis in the transferred assets will be the same as INVESCO Endeavor Fund's basis therein immediately before the Reorganization, and Dynamics Fund's holding period for those assets will include INVESCO Endeavor Fund's holding period therefor;
                  (5) An INVESCO Endeavor Fund shareholder will recognize no gain or loss on the constructive exchange of all its INVESCO Endeavor Fund shares solely for Dynamics Fund shares pursuant to the Reorganization; and

                  (6) An INVESCO Endeavor Fund shareholder's aggregate basis in the Dynamics Fund shares it receives in the Reorganization will be the same as the aggregate basis in its INVESCO Endeavor Fund shares it constructively surrenders in exchange for those Dynamics Fund shares, and its holding period for those Dynamics Fund shares will include its holding period for those INVESCO Endeavor Fund shares, provided the shareholder holds them as capital assets on the Closing Date.

         The tax opinion will state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Shareholders of INVESCO Endeavor Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

         The following table shows the capitalization of each Fund as of July 31, 2002 (unaudited), and on a PRO FORMA combined basis (unaudited) as of July 31, 2002, giving effect to the Reorganization:

INVESTOR CLASS SHARES
=====================
                                 DYNAMICS         INVESCO         COMBINED FUND
                                 --------         -------         -------------
                                 FUND             ENDEAVOR FUND   (PRO FORMA)
                                 ----             -------------   -----------

Net Assets.....................  $3,688,212,581   $58,652,386     $3,746,864,967

Net Asset Value Per Share......  $10.81           $5.28           $10.81

Shares Outstanding.............  341,270,695      11,103,925      346,696,448

                     _______________________________________

CLASS A SHARES
==============

                                 DYNAMICS         INVESCO         COMBINED FUND
                                 --------         -------         -------------
                                 FUND             ENDEAVOR FUND   (PRO FORMA)
                                 ----             -------------   -----------

Net Assets.....................  $2,005,596       $639            $2,006,235

Net Asset Value Per Share......  $10.82           $5.65           $10.82

Shares Outstanding.............  185,290          113             185,349

                     _______________________________________

CLASS B SHARES
==============
                                 DYNAMICS         INVESCO         COMBINED FUND
                                 --------         -------         -------------
                                 FUND             ENDEAVOR FUND   (PRO FORMA)
                                 ----             -------------   -----------

Net Assets.....................  $389,634         $917            $390,551

Net Asset Value Per Share......  $10.78           $5.27           $10.78

Shares Outstanding.............  36,139           174             36,224

                     _______________________________________

CLASS C SHARES
==============

                                 DYNAMICS         INVESCO         COMBINED FUND
                                 --------         -------         -------------
                                 FUND             ENDEAVOR FUND   (PRO FORMA)
                                 ----             -------------   -----------

Net Assets.....................  $13,440,450      $1,011,471      $14,451,921

Net Asset Value Per Share......  $10.60           $5.19           $10.60

Shares Outstanding.............  1,268,561        194,867         1,363,983

                     _______________________________________


CLASS K SHARES
==============

                                 DYNAMICS         INVESCO         COMBINED FUND
                                 --------         -------         -------------
                                 FUND             ENDEAVOR FUND   (PRO FORMA)
                                 ----             -------------   -----------

Net Assets.....................  $44,744,620      $2,215          $44,746,835

Net Asset Value Per Share......  $10.76           $5.27           $10.76

Shares Outstanding.............  4,156,776        420             4,156,982

                     _______________________________________



                               VOTING INFORMATION

         One-third of INVESCO Endeavor Fund's shares outstanding on October 23, 2002, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against such adjournment. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

         Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes are counted as votes present for purposes of determining whether the requisite quorum exists. Approval of the proposal requires the affirmative vote of a specified percentage of the total shares present or outstanding. As a result, abstentions and broker non-votes will have the same effect as votes cast AGAINST the proposal because approval of the proposal depends only on the number of affirmative votes cast and not on the ratio of votes cast FOR the proposal to votes cast AGAINST the proposal.

         The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of the proposal. In addition, if you sign, date and return the proxy card, but give no voting instructions, the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by the Company prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

         In order to reduce costs, the notices to a shareholder having more than one account in INVESCO Endeavor Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.

         As of October 23, 2002 ("Record Date"), INVESCO Endeavor Fund had _____________ shares of common stock outstanding. One half of the cost of the solicitation will be borne by INVESCO, the remaining cost of the solicitation will be borne both by Dynamics Fund and by INVESCO Endeavor Fund on a PRO RATA basis. The solicitation will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds") or Alamo Direct. Neither INVESCO nor IDI will receive any compensation for these activities from either INVESCO Endeavor Fund or Dynamics Fund. Alamo Direct, professional proxy solicitors, will be paid fees and expenses of up to approximately $50,000 for soliciting services. If votes are recorded by telephone, Alamo Direct will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile or through a secure Internet site. Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted at the meeting in the same manner that proxies voted by mail may be revoked.

         Except as set forth in Appendix D, INVESCO does not know of any person who owns beneficially 5% or more of the shares of INVESCO Endeavor Fund or Dynamics Fund. Directors and officers of the Company own in the aggregate less than 1% of the shares of each Fund.

         VOTE REQUIRED. Approval of the proposal requires the affirmative vote of a majority of the outstanding voting securities of INVESCO Endeavor Fund. Each outstanding full share of INVESCO Endeavor Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If the proposal is not approved by the requisite vote of shareholders of INVESCO Endeavor Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         Information about Dynamics Fund is included in Appendices B and C. In addition to the information contained in the Company's Prospectus, dated
February 28, 2002 relating to Dynamics Fund, these appendices include management's discussion and analysis for the fiscal year ended July 31, 2002 and the financial highlights, including financial highlights for the year ended July 31, 2002. Information about INVESCO Endeavor Fund is contained in the Company's Prospectus, dated February 28, 2002, and is incorporated by reference herein. Additional information about each Fund is included in the Company's current Statement of Additional Information, the Statement of Additional Information dated November 1, 2002 (relating to this Prospectus/Proxy Statement), and the Company's Annual Report, dated July 31, 2002, each of which is incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report, which have been filed with the SEC may be obtained upon request and without charge by contacting INVESCO Distributors, Inc. by calling toll free 1-800-525-8085, or by writing to P.O. Box 173706, Denver, Colorado 80217-3706.

         This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which the Company has filed with the SEC under the Securities Act of 1933 and the 1940 Act to which reference is hereby made.

         Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604, and the Northeast Regional Office of the SEC, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

                   INFORMATION CONCERNING ADVISER, DISTRIBUTOR
                            AND AFFILIATED COMPANIES

         INVESCO, a Delaware corporation, serves as each Fund's investment adviser, and provides other services to each Fund and the Company. IDI, a Delaware corporation that serves as the Funds' distributor, is a wholly owned subsidiary of INVESCO. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"). INAH is an indirect wholly owned subsidiary of

AMVESCAP PLC.2 The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO's, and IDI's offices are located at 4350 South Monaco Street, Denver, Colorado 80237. INVESCO currently serves as investment adviser of 9 open-end investment companies having approximate aggregate net assets in excess of $22.3 billion as of June 30, 2002.

         Pursuant to an Administrative Services Agreement between the Company and INVESCO, INVESCO provides administrative services to the Company, including sub-accounting and recordkeeping services and functions. During the fiscal year ended July 31, 2002, the Company paid INVESCO, which also serves as the Company's registrar, transfer agent and dividend disbursing agent, total compensation of $38,425,631 for such services.

                                  MISCELLANEOUS

LEGAL MATTERS

         Certain legal matters in connection with the issuance of Dynamics Fund shares as part of the Reorganization will be passed upon by the Company's counsel, Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W. Second Floor, Washington, D.C. 20036-1800.

EXPERTS

         The audited financial statements of each Fund, incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose report thereon is included in the Company's Annual Report to Shareholders for the fiscal year ended July 31, 2002. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their report given on their authority as experts in auditing and accounting matters.

                                 OTHER BUSINESS

         The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                              BOARD RECOMMENDATION

         REQUIRED VOTE. Approval of the Reorganization Plan requires the affirmative vote of a majority of the outstanding voting securities of INVESCO Endeavor Fund.

         THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

-------------------------
(2)  The  intermediary  companies  between INAH and AMVESCAP PLC are as follows:
     INVESCO, Inc., AMVESCAP Group Services, Inc., AVZ, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

                                                                      APPENDIX A

                     PLAN OF REORGANIZATION AND TERMINATION
                     --------------------------------------

         THIS PLAN OF  REORGANIZATION  AND  TERMINATION  ("Plan")  is made as of
_____________, 2003, by INVESCO Stock Funds, Inc., a Maryland corporation ("Corporation"), on behalf of INVESCO Endeavor Fund ("Target") and INVESCO Dynamics Fund ("Acquiring Fund"), each a segregated portfolio of assets ("series") of Corporation. (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; a copy of its Articles of Incorporation is on file with the Department of Assessments and Taxation of Maryland.

         Corporation wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). The reorganization will involve the transfer of Target's assets to Acquiring Fund in exchange solely for voting shares of common stock in Acquiring Fund, par value of $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

         The Target Shares are divided into five classes, designated Investor Class, Class A, Class B, Class C, and Class K Shares ("Investor Class Target Shares," "Class A Target Shares," "Class B Target Shares," "Class C Target Shares," and "Class K Target Shares," respectively). The Acquiring Fund Shares are divided into six classes, also designated Institutional Class, Investor Class, Class A, Class B, Class C, and Class K Shares ("Institutional Class Fund Shares," "Investor Class Acquiring Fund Shares," "Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund Shares," and Class K Acquiring Fund Shares," respectively). Each class of Target Shares is substantially similar to the corresponding class of Acquiring Fund Shares, I.E., the Funds' Investor Class, Class A, Class B, Class C, and Class K Shares correspond to each other.

1.       THE REORGANIZATION

         1.1. Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

                  (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (i) Investor Class Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Investor Class Target Shares by the net asset value ("NAV") of an Investor Class Acquiring Fund Share (computed as set forth in paragraph 2.2), (ii) Class A Acquiring Fund Shares determined by dividing the Target Value attributable to the Class A Target Shares by the NAV of a Class A Acquiring Fund Share (as so computed), (iii) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share (as so computed), (iv) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV of a Class C Acquiring Fund Share (as so computed), and (v) Class K Acquiring Fund Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Fund Share (as so computed), and

                  (b) assume all of Target's liabilities  described in paragraph
         1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

         1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

         1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the Effective Time.

         1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gains, if any, for the current taxable year through the Effective Time.

         1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by Corporation's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for a shareholder of Investor Class Target Shares shall be credited with the respective PRO rata number of Investor Class Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class A Target Shares shall be credited with the respective PRO RATA number of Class A Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class B Target Shares shall be credited with the respective PRO rata number of Class B Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class C Target Shares shall be credited with the respective PRO RATA number of Class C Acquiring Fund Shares due that Shareholder and the account for a shareholder of Class K Target Shares shall be credited with the respective PRO RATA number of Class K Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Corporation and any further actions shall be taken in connection therewith as required by applicable law.

         1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

         1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.       VALUATION

         2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Corporation's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

         2.2. For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in such prospectus and statement of additional information.

         2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on or about January 24, 2003, or at such other place and/or on such other date Corporation determines. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time Corporation determines ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV per share of each class of Acquiring Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

         3.2. Corporation's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names.

4.       CONDITIONS

         4.1. Corporation's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.1.1 This Plan and the transactions contemplated hereby shall
         have  been  approved  by  Target's   shareholders  in  accordance  with
         applicable law;

                  4.1.2 The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the aggregate fair market value of its Target Shares it constructively surrenders in exchange therefor;

                  4.1.3 Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

                  4.1.4 The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

                  4.1.5 The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

                  4.1.6 There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

                  4.1.7 Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of the foregoing, any amounts Target used to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section

         22(e) of the Investment Company Act of 1940, as amended ("1940 Act"), and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

                  4.1.8 None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

                  4.1.9 Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of the Acquiring Fund;

                  4.1.10 Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

                  4.1.11 The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.2.7, 4.3.5, and 4.3.10 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

                  4.1.12 Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4, may treat them as representations and warranties Corporation made to Counsel, and may rely as to any factual matters, exclusively and without independent verification, on such representations and warranties and any other representations responsible officers of Corporation make to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

                           4.1.12.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                           4.1.12.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                           4.1.12.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                           4.1.12.4. Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                           4.1.12.5.  A  Shareholder  will  recognize no gain or
                  loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                           4.1.12.6. A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

         Notwithstanding subparagraphs 4.1.12.2 and 4.1.12.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         4.2. Corporation's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.2.1. Target is a duly established and designated series of Corporation;

                  4.2.2. At the Effective Time, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.2.3. Target incurred the Liabilities in the ordinary course of its business;

                  4.2.4. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  4.2.5. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

                  4.2.6. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

                  4.2.7. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and
         (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code.

         4.3. Corporation's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.3.1. Acquiring Fund is a duly established and designated series of Corporation;

                  4.3.2. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

                  4.3.3. The Acquiring Fund Shares to be issued and delivered to Target hereunder will have been duly authorized at the Effective Time and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

                  4.3.4. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.3.5. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person

         "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

                  4.3.6. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC;

                  4.3.7. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

                  4.3.8. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

                  4.3.9. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target; and

                  4.3.10. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares.

5.       EXPENSES

         INVESCO shall bear 50% of the total Reorganization Expenses, and the remaining 50% shall be borne pro rata by each Fund.

6.       TERMINATION AND AMENDMENT OF PLAN

         6.1. Corporation's board of directors may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

         6.2. Corporation's board of directors may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

7.       GOVERNING LAW

         7.1. This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         7.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

         7.3. This Plan is adopted on behalf of Corporation's directors solely in their capacities as directors, and not individually, and that Corporation's obligations under this Plan are not binding on or enforceable against any of its directors, officers, or shareholders or any series of Corporation other than the Funds but are only binding on and enforceable against the respective Funds' property. Corporation, in asserting any rights or claims of either Fund under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such directors, officers, or shareholders.

                                                                      APPENDIX B

                 ADDITIONAL INFORMATION REGARDING DYNAMICS FUND

                                FUND PERFORMANCE
[LOGO]

         Performance information in the bar chart below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes. Information included in the table is that of Investor Class, Class C, and Class K shares. Performance information for Class A and B shares is not shown in the table, as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar chart and table reflect only the total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

         The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The returns in the bar chart do not reflect the sales charge for Class A shares or the applicable contingent deferred sales charge
(CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows average annual total returns of Investor Class, Class C and Class K shares for various periods ended December 31, 2001 for each class compared to the S&P MidCap 400 Index and Russell MidCap Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.




--------------------------------------------------------------------------------
                          DYNAMICS FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1, 2)
--------------------------------------------------------------------------------

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%) (32.89%)

--------------------------------------------------------------------------------
Best Calendar Qtr    12/99        38.83%
Worst Calendar Qtr.  9/01     (35.02%)
--------------------------------------------------------------------------------

     For the year to date ended June 30, 2002, the total return was (24.67%).

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                   (12/31/01)
--------------------------------------------------------------------------------
                             1 YEAR             5 YEARS       10 YEARS OR SINCE
                                                                   INCEPTION
--------------------------------------------------------------------------------
INVESTOR CLASS (1)
Return Before Taxes         (32.89%)            10.22%               13.08%
Return After Taxes on
Distributions               (32.91%)             8.37%               10.16%
Return After Taxes on
Distributions and Sale of
Fund Shares                 (20.01%)             7.66%                9.55%
S&P MidCap 400 Index (2)     (0.62%)            16.11%               15.01%
Russell MidCap Growth
Index (2)                   (20.15%)             9.02%               11.10%
--------------------------------------------------------------------------------
CLASS C (1) (INCLUDING
CDSC)
Return Before Taxes         (34.42%)             N/A                (26.68%)(3)
Return After Taxes on
Distributions               (34.44%)             N/A                (26.71%)(3)
Return After Taxes on
Distributions and Sale of
Fund Shares                 (20.94%)             N/A                (20.70%)(3)
S&P MidCap 400 Index (2)
                            (0.62%)              N/A                  6.54%(3)
Russell MidCap Growth
Index (2)                   (20.15%)             N/A                (25.54%)(3)
--------------------------------------------------------------------------------
CLASS K(1)
Return Before Taxes         (33.07%)             N/A                (27.37%)(4)
Return After Taxes on
Distributions               (33.09%)             N/A                (27.39%)(4)
Return After Taxes on
Distributions and Sale of
Fund Shares                 (20.12%)             N/A                (21.84%)(4)
S&P MidCap 400 Index (2)
                            (0.62%)              N/A                  6.43%(4)
Russell MidCap Growth
Index (2)                   (20.15%)             N/A                (14.82%)(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gains distributions and the effect of each classes' expenses.

(2) The S&P MidCap 400 is an unmanaged index indicative of domestic mid-capitalization stock prices. The Russell MidCap Growth Index is an unmanaged index that measures the performance of Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. Please keep in mind that the indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns. Index returns also do not include sales charges or CDSC that are paid by the shareholder.

(3) Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(4) Since inception of Class K shares on December 1, 2000. Index comparison begins on November 30, 2000.


                               INVESTMENT ADVISOR


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $364 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $28 billion for more than 3,579,561 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.


                                   SHARE PRICE

[LOGO]

CURRENT MARKET VALUE OF FUND ASSETS
 + ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
+ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

         NAV is calculated by adding together the current market price of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

         All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions.

         Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

                                HOW TO BUY SHARES

[LOGO]

T0 BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

         With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of the Class B or Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

         For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

         A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

         INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

         Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

         MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

         MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

         The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.



METHOD                          INVESTMENT MINIMUM                   PLEASE REMEMBER

---------------------------------------------------------------------------------------------------
BY CHECK                        $1,000 for regular accounts;         INVESCO does not accept cash,
Mail to:                        $250 for an IRA;                     credit cards, travelers'
INVESCO Funds Group, Inc.,      $50 for each subsequent              cheques, credit card checks,
P.O. Box 173706                 investment.                          instant loan checks, money
Denver, CO 80217-3706.                                               orders, or third party checks
                                                                     unless they are from another
                                                                     financial institution related
                                                                     to a retirement plan transfer.

You may send your check by
overnight courier to:
4350 South Monaco Street,
Denver, CO 80237.
---------------------------------------------------------------------------------------------------
BY WIRE                         $1,000 for regular accounts;
You may send your payment       $250 for an IRA;
by bank wire                    $50 for each subsequent investment.
(call 1-800-525-8085 for
instructions).
---------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $1,000 for regular accounts;         You must provide your bank
Call 1-800-525-8085 to request  $250 for an IRA;                     account information to INVESCO
your purchase. Upon your        $50 for each subsequent investment.  prior to using this option.
telephone instructions, INVESCO
will move money from your
designated bank/credit union
checking or savings account in
order to purchase shares.
---------------------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -   $1,000 for regular accounts;         You will need a Web browser to
GRANDFATHERED INVESTORS ONLY)   $250 for an IRA;                     use this service. Internet
Go to the INVESCO Web site at   $50 for each subsequent investment.  transactions are limited to a
invescofunds.com                                                     maximum of $25,000.

---------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST $50 per month for EasiVest; $50 per  Like all regular investment
OR DIRECT PAYROLL PURCHASE      pay period for Direct Payroll        plans, neither EasiVest nor
You may enroll on your fund     Purchase. You may start or stop      Direct Payroll Purchase
application, or call us for a   your regular investment plan at any  ensures a profit or protects
separate form and more details. time, with two weeks' notice to      against loss in a falling
Investing the same amount on a  INVESCO.                             market. Because you'll invest
monthly basis allows you to                                          continually, regardless of
 buy more shares when prices                                         varying price levels, consider
are low and fewer shares when                                        your financial ability to keep
prices are high.  This                                               buying through low price
"dollar cost averaging" may                                          levels. And remember that you
help offset market fluctuations.                                     will lose money if you redeem
Over a period of time, your                                          your shares when the market
average costper share may be                                         value of all your shares is
less than the actualaverage                                          less than their cost.
net asset value per share.
----------------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE WITH   $50 for subsequent investments.      You must provide your bank
ACH Automated transactions by                                        account information to INVESCO
phone are available for                                              prior to using this option.
subsequent purchases and                                             Automated transactions are
exchanges 24 hours a day.                                            limited to a maximum of
Simply call 1-800-424-8085.                                          $25,000.
----------------------------------------------------------------------------------------------------


                                      B-5


----------------------------------------------------------------------------------------------------
BY EXCHANGE                     $1,000 for regular accounts;         See "Exchange Policy."
Between the same class of any   $250 for an IRA;
two INVESCO funds. Call         $50 for each subsequent investment.
1-800-525-8085 for prospectuses
of other INVESCO funds.
Exchanges may be made by phone
or at our Web site at
invescofunds.com.  You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

-----------------------------------------------------------------------------------------------------


      GRANDFATHERED INVESTORS. Investor Class shares of the Fund can be purchased only by:

o Persons or entities who have established an account in a fund managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;

o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1 , 2002, such as joint owners, trustees, custodians, and designated beneficiaries;

o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;

o     Defined benefit,  defined  contribution,  and deferred compensation plans;
      and

o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

         For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

         EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

         You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

         We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).

o You may make up to four exchanges out of the Fund per twelve-month period; but you may be subject to a front-end sales charge, described below.

o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

         In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

         CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Class A, B, C, and K shares of the Fund are available primarily through financial intermediaries.

         In addition, you should also consider the factors below:


                                 Investor
                                 Class         Class A            Class B           Class C            Class K
                                 -----         -------            -------           -------            -------
      Initial Sales Charge       None          5.50%              None              None               None
      CDSC                       None          1% if you          1%-5% for         1% for shares      None
                                               purchase           shares held       held less than
                                               $1,000,000 or      less than 6       13 months
                                               more and hold      years
                                               those shares
                                               less than 18
                                               months

      12b-1 Fee                  0.25%         0.35%              1.00%             1.00%              0.45%

      Conversion                 No            No                 Yes1              No                 No

      Purchase Order Maximum     None          None               $250,000          $1,000,000         None


 (1)Converts to Class A shares after eight years along with the pro rata portion of its reinvested dividends and distributions.

         INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also down-load an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

         INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

         SALES CHARGES (CLASS A, B, AND C ONLY)

         Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

         INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:


                                                      INVESTOR'S SALES CHARGE
  AMOUNT OF INVESTMENT                             AS A % OF           AS A % OF
  IN A SINGLE TRANSACTION                        OFFERING PRICE       INVESTMENT

  Less than                          $25,000         5.50%            5.82%
  $25,000        but less than       $50,000         5.25%            5.54%
  $50,000        but less than      $100,000         4.75%            4.99%
  $100,000       but less than      $250,000         3.75%            3.90%
  $250,000       but less than      $500,000         3.00%            3.09%
  $500,000       but less than    $1,000,000         2.00%            2.04%
  $1,000,000                        or more           NAV              NAV

         CONTINGENT DEFERRED SALES CHARGE (CDSC ) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares.

         CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE                             CLASS B                 CLASS C

First                                     5%                      1%(1)
Second                                    4%                      None
Third                                     3%                      None
Fourth                                    3%                      None
Fifth                                     2%                      None
Sixth                                     1%                      None
Seventh and following                     None(2)                 None

(1)The first year will consist of the first thirteen months.
(2)Class B shares convert to Class A shares after eight years.

         REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

             REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

             RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

             LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

         INITIAL SALES CHARGE/CDSC EXCEPTIONS You will not pay initial sales charges:

         o    on shares purchased by reinvested dividends and distributions;
         o    when exchanging shares among certain INVESCO funds;
         o    when using the reinstatement privilege;
         o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
         o    upon automatic conversion of Class B to Class A.

         You will not pay a CDSC:

         o if you purchase less than $1,000,000 of Class A shares; if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
         o    if you redeem Class B shares you held for more than six years;
         o if you redeem Class C shares you held for more than thirteen months; if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
         o if you redeem shares acquired through reinvestment of dividends and distributions;
         o    on increases in the net asset value of your shares;
         o    to pay account fees;
         o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
         o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
         o for redemptions following the death of a shareholder or beneficial owner.

         There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

         DISTRIBUTION EXPENSES. We have adopted Master Distribution Plans and Agreements (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

         Under the Plan, the Fund's payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for the Fund exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

                              YOUR ACCOUNT SERVICES

[LOGO]

         With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

         SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

         TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

         HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

         IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

                               HOW TO SELL SHARES

[LOGO]

         The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

         Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. With respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of the shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund.

T0 SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a on retirement account will likely result in a taxable gain or loss.

         While INVESCO attempts to process telephone redemptions promptly, there
may  be  times--   particularly   in  periods  of  severe   economic  or  market
disruption--when you may experience delays in redeeming shares by telephone.

         INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

         If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

         Because of the Fund's expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

         REINSTATEMENT PRIVILEGE (CLASS A ONLY). You may, within ninety days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

         The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.



METHOD                             REDEMPTION MINIMUM                PLEASE REMEMBER
-----------------------------------------------------------------------------------------------------------
BY TELEPHONE                       $250 (or, if less, full           INVESCO's telephone redemption
Call us toll-free at:              liquidation of the account)       privileges may be modified or
1-800-525-8085.                    for a redemption check. IRA       terminated in the future at INVESCO's
                                   redemptions are not permitted.    discretion. The maximum amount which
                                                                     may be redeemed by telephone is
                                                                     generally $25,000.
------------------------------------------------------------------------------------------------------------
IN WRITING                         Any amount.                       The redemption request must be signed
Mail your request to                                                 by all registered account owners.
INVESCO Funds Group,                                                 Payment will be mailed to your address
Inc., P.O. Box 173706,                                               as it appears on INVESCO's records, or
Denver,  CO 80217-3706.                                              to a bank designated by you in writing.
You may also send your
request by overnight
courier to 4350 South
Monaco Street, Denver,
CO 80237.
-------------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH              $50. IRA redemptions are not      You must provide your bank account
Call 1-800-525-8085 to             permitted.                        information to INVESCO prior to using
request your redemption.                                             this option. INVESCO will automatically
                                                                     pay the proceeds into your designated
                                                                     bank account.
-------------------------------------------------------------------------------------------------------------


                                      B-11

-------------------------------------------------------------------------------------------------------------
BY INTERNET (INVESTOR              $50. IRA redemptions are not      You will need a Web browser to use this
CLASS - GRANDFATHERED              permitted.                        service. Internet transactions are
INVESTORS ONLY) Go to                                                limited to a maximum of $25,000.
the INVESCO Web site at                                              INVESCO will automatically pay the
invescofunds.com.                                                    proceeds into your designated bank
                                                                     account.
-------------------------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT                $50.                              Be sure to write down the confirmation
LINE WITH ACH Automated                                              number provided to you. You must
transactions by phone                                                forward your bank account information
are available for Simply                                             to INVESCO prior to using this option.
redemptions and exchanges
24 hours a day. call
1-800-424-8085.
--------------------------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN           $100 per payment on a monthly     You must have at least $10,000 total
You may call us to request the     or quarterly basis. The           invested with the INVESCO funds with at
appropriate form                   redemption check may be made      least $5,000 of that total invested in
and more information at            payable to any party you          the fund from which withdrawals will be
1-800-525-8085.                    designate.                        made.
--------------------------------------------------------------------------------------------------------------
Payment To Third Party             Any amount.                       All registered account owners must sign
Mail your request to                                                 the request, with signature guarantees
INVESCO Funds Group, Inc.,                                           from an eligible guarantor financial
P.O. Box 173706                                                      institution, such as a commercial bank
Denver, CO 80217-3706.                                               or a recognized national or regional
                                                                     securities firm.


                                      TAXES

[LOGO]

         Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

         However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

         If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, backup withholding tax at the rate in effect on the date of the transaction.

         Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

                              FINANCIAL HIGHLIGHTS

[LOGO]

The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the past five years (or, if shorter, the period of the Class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by writing to IDI at P.O. Box 173706, Denver, Colorado, 80217-3706 or calling 1-800-525-8085.

                                                                           PERIOD
                                              YEAR ENDED JULY 31           ENDING      YEAR ENDED APRIL 30
                                       ------------------------------------------------------------------------------
DYNAMICS FUND-INVESTOR CLASS               2002        2001       2000      1999(A)       1999        1998
PER SHARE DATA
Net Asset Value --

  Beginning of Period                     $17.23      $27.86     $19.39      $18.15       $16.41      $12.02
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Loss(c)                     (0.00)      (0.12)     (0.00)      (0.00)       (0.00)      (0.05)

Net Gains or (Losses) on Securities
(Both Realized and Unrealized)             (6.40)     (10.43)      9.51        1.24         3.04        6.39
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           (6.40)     (10.55)      9.51        1.24         3.04        6.34
---------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS            0.02        0.08       1.04        0.00         1.30        1.95
---------------------------------------------------------------------------------------------------------------------
Net Asset Value-- End of Period           $10.81      $17.23     $27.86      $19.39       $18.15      $16.41
=====================================================================================================================

TOTAL RETURN                              (37.17%)    (37.94%)    50.34%       6.83%(d)    20.83%      56.42%

RATIOS

Net Assets -- End of Period
 ($000 Omitted)                        $3,688,213 $6,562,467 $7,865,489   $2,471,482  $2,044,321  $1,340,299

Ratio of Expenses to Average
 Net Assets (e)(f)                          1.21%       1.00%      0.89%       1.03%(g)     1.05%       1.08%

Ratio of Net Investment Loss
 to Average Net Assets (f)                 (0.86%)     (0.49%)    (0.34%)     (0.32%)(g)   (0.41%)     (0.43%)

Portfolio Turnover Rate                       81%         55%        75%         23%(d)      129%        178%


(a)  From May 1, 1999 to July 31, 1999.

(b) The per share information was computed based on average shares for the year ended July 31, 2001.

(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2002 and 2000, the period ended July 31,1999 and the year ended April 30, 1999.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, less expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.23% and ratio of net investment loss to average net assets would have been (0.88%).

(g)  Annualized.

                                                                  PERIOD ENDED
                                                                     JULY 31
--------------------------------------------------------------------------------
 DYNAMICS FUND-CLASS A                                               2002(A)
 PER SHARE DATA
 Net Asset Value -- Beginning of Period                              $15.30
--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS (b)

 Net Investment Loss                                                  (0.03)

 Net Losses on Securities (Both Realized and Unrealized)              (4.45)
--------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                                     (4.48)
--------------------------------------------------------------------------------
 Net Asset Value-- End of Period                                     $10.82
================================================================================

 TOTAL RETURN (c)                                                    (29.22%)(d)

 RATIOS

 Net Assets-- End of Period ($000 Omitted)                           $2,006
 Ratio of Expenses to Average Net Assets(e)                            1.11%(f)
 Ratio of Net Investment Loss to Average Net Assets                   (0.76%)(f)
 Portfolio Turnover Rate                                                 81%(g)


(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share information was computed based on average shares.

(c) The applicable sales charges are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(f)  Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                  PERIOD ENDED
                                                                     JULY 31
--------------------------------------------------------------------------------
 DYNAMICS FUND-CLASS B                                               2002(A)
 PER SHARE DATA
 Net Asset Value -- Beginning of Period                              $15.30
--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS (b)

 Net Investment Loss                                                  (0.06)

 Net Losses on Securities (Both Realized and Unrealized)              (4.46)
--------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                                     (4.52)
--------------------------------------------------------------------------------
 Net Asset Value-- End of Period                                     $10.78
================================================================================

 TOTAL RETURN(c)                                                     (29.54%)(d)


 RATIOS

 Net Assets-- End of Period ($000 Omitted)                             $390

 Ratio of Expenses to Average Net Assets (e)                           2.09%(f)

 Ratio of Net Investment Loss to Average Net Assets(d)                (1.71%)(f)

 Portfolio Turnover Rate                                                 81%(g)


(a)  From April 1, 2002, since inception of Class, to July 31, 2002.

(b)  The per share information was computed based on average shares.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(f)  Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                    PERIOD
                                                                     ENDED
                                       YEAR ENDED JULY 31           JULY 31
--------------------------------------------------------------------------------
 DYNAMICS FUND-CLASS C                 2002          2001            2000(A)
 PER SHARE DATA
 Net Asset Value -- Beginning
  of Period                           $17.04        $27.78           $28.25

--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS(b)

 Net Investment Loss (c)               (0.25)        (0.06)           (0.00)

 Net Losses on Securities (Both
  Realized and Unrealized)             (6.17)       (10.60)           (0.47)
--------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS      (6.42)       (10.66)           (0.47)
--------------------------------------------------------------------------------

 LESS DIVIDENDS AND DISTRIBUTIONS       0.02          0.08             0.00
--------------------------------------------------------------------------------
 Net Asset Value-- End of Period      $10.60        $17.04           $27.78
================================================================================

 TOTAL RETURN(d)                      (37.76%)      (38.45%)          (1.66%)(e)


 RATIOS

 Net Assets-- End of Period
  ($000 Omitted)                     $13,440       $28,887           $4,779

 Ratio of Expenses to Average
  Net Assets (f)(g)                     1.96%         1.86%            1.71%

 Ratio of Net Investment Loss
  to Average Net Assets (g)            (1.59%)       (1.34%)          (1.20%)

 Portfolio Turnover Rate                  81%           55%              75%(i)

(a) From February 15, 2000, since inception of Class, to July 31, 2000.

(b) The per share information was computed based on average shares for the period ended July 31, 2000.

(c) Net Investment Loss aggregated less than $0.01 on a pear share basis for the period ended July 31, 2000.

(d)  The applicable CDSC fees are not included in the Total Return calculation.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.16% and ratio of net investment loss to average net assets would have been (1.79%).

(h)  Annualized.

(i) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.

                                                 EAR ENDED        PERIOD ENDED
                                                  JULY 31            JULY 31
--------------------------------------------------------------------------------
 DYNAMICS FUND-CLASS K                             2002              2001(A)
 PER SHARE DATA
 Net Asset Value -- Beginning of Period           $17.19             $22.50
--------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS (b)
 Net Investment Loss                               (0.15)             (0.03)
 Net Losses on Securities (Both Realized
  and Unrealized)                                  (6.26)             (5.28)
--------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                  (6.41)             (5.31)
--------------------------------------------------------------------------------

 LESS DIVIDENDS AND DISTRIBUTIONS                   0.02               0.00
--------------------------------------------------------------------------------
 Net Asset Value-- End of Period                  $10.76             $17.19
 ===============================================================================

 TOTAL RETURN                                     (37.32%)           (23.60%)(c)


 RATIOS

 Net Assets-- End of Period ($000 Omitted)       $44,745                 $6

 Ratio of Expenses to Average Net Assets(d)(e)      1.36%              1.48%(f)

 Ratio of Net Investment Loss to Average
  Net Assets (e)                                   (1.05%)            (1.03%)(f)

 Portfolio Turnover Rate                              81%                55%(g)


(a) From December 1, 2000, since inception of Class, to July 31, 2001.

(b) The per share information was computed based on average shares for the year ended July 31, 2002.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.06% (annualized) and ratio of net investment loss to average net assets would have been (2.61%) (annualized).

(f)  Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2001.

                                                                      APPENDIX C

                MANAGEMENT DISCUSSION AND ANALYSIS FOR THE FUNDS
                ------------------------------------------------

DYNAMICS FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

         The past year presented a remarkably challenging backdrop for equity investors; for growth investors, the environment was particularly difficult. Throughout the period, investors were forced to contend with one unnerving event after another, which combined to intensify risk-averse sentiment.

         The market's growing risk intolerance encouraged investors to rotate out of investments deemed more aggressive and into assets believed to be more stable. Many of the fund's holdings were adversely affected by this rotation, and for the 12-month period ended July 31, 2002, the value of Dynamics Fund-Investor Class shares declined by 37.17%, underperforming the Russell Midcap Growth Index, which declined 28.68%. (Of course, past performance is not a guarantee of future results.)3,4

         TECH AND TELECOM DECLINED SHARPLY

         Primarily accounting for the fund's relative performance shortfall was its technology exposure. At the beginning of the period, we were growing increasingly confident in the progress of the economic recovery. In particular, we took an aggressive posture toward semiconductor and software companies - two areas that have historically performed well during the early stages of economic improvement. This overweighting hindered performance when investors' preference for "safe-haven" investments spiked higher after September 11. Performance continued to suffer as it became clear that tech companies were not benefiting from the gradual economic improvement seen thus far in 2002. Instead, repeated earnings warnings and a poor overall outlook for the sector hurt the group.

         Telecommunications services was another area of relative weakness, as the group saw several companies file for bankruptcy after the slowing economy, muted demand, inhospitable capital markets, and excessive capacity kept the group's fundamentals under intense pressure. Although telecom stocks represented a fairly small percentage of the portfolio's assets, declines in the sector were so severe that our exposure dealt a significant blow to overall portfolio results.

-------------------------------------------------------------------------
                            DYNAMICS FUND -
                      TOP 10 COMMON STOCK HOLDINGS
                  % OF TOTAL NET ASSETS AS OF 7/31/02
-------------------------------------------------------------------------
Forest Laboratories                                          3.25%
-------------------------------------------------------------------------
Smith International                                          1.77%
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd                           1.72%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Sponsored ADR Representing Ord Shrs
-------------------------------------------------------------------------
eBay Inc                                                     1.71%
-------------------------------------------------------------------------
USA Interactive                                              1.71%
-------------------------------------------------------------------------
CDW Computer Centers                                         1.64%
-------------------------------------------------------------------------
Harrah's Entertainment                                       1.60%
-------------------------------------------------------------------------
AmerisourceBergen Corp                                       1.54%
-------------------------------------------------------------------------
Symantec Corp                                                1.45%
-------------------------------------------------------------------------
Lamar Advertising Class A Shrs                               1.30%
-------------------------------------------------------------------------
HOLDINGS AND COMPOSITION OF HOLDINGS
ARE SUBJECT TO CHANGE.
-------------------------------------------------------------------------


         BEAR MARKET HURT MOST SECTORS

         While these two areas accounted for our poor relative performance, the fund's poor absolute performance was generally the result of an exceptionally difficult market. Consider that, of the 10 economic sectors represented by the Russell Midcap Growth Index, only two logged positive absolute returns - and even those were in the low single digits. The fund's holdings did not fare much better in absolute terms. But we held our own relatively. Our energy stocks made positive absolute contributions to performance, while the rest of the energy sector slipped lower. Standouts in this area included our oil services stocks, led by BJ Services and Nabors Industries, as well as in oil exploration and production firms Apache Corp and Murphy Oil Corp. These companies benefited from steady increases in the price of oil, caused by expectations of improving demand.

         Our decision to underweight biotechnology also helped support performance. In early 2002, our health care team recognized that the risk/reward profile of many biotech companies was askew. They recognized that many companies offer only one product, the success of which would determine their near-term fate. Considering that the Food and Drug Administration has not been as accommodative in the drug approval process, we believed we should avoid the entire sub-sector - a decision that paid off when many high-profile compounds failed clinical trials, resulting in intense selling throughout the group.

         RETAILERS AND LODGING STOCKS BUOYED BY STRONG CONSUMER DEMAND

         Another area that contributed positively to absolute performance was the fund's consumer discretionary stocks. Our move to overweight these stocks was consistent with our belief that the economy was on the mend. This posture paid off as consumer spending remained surprisingly resilient in the face of the year's unnerving developments. Consequently, the fund's retailers, including Kohl's and CDW Computer Centers Inc, supported our showing. The fund's exposure to hotel and lodging stocks also helped, as the industry's business rebounded after the terrorist attacks.

         Looking ahead, we remain encouraged by the economy's progress, and believe the second half of the year will see corporate profits reflect the improving business climate. We are also encouraged by the portfolio's behavior near period end - a time that was characterized by several strong rallies. We believe that the fund's strong relative performance during these rallies suggests that we have emphasized the right areas and will likely participate in the market's recovery, when uncertainty dissipates.

LINE GRAPH:           INVESCO DYNAMICS FUND -
                      INVESTOR CLASS GROWTH OF $10,000 (1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Investor Class to the value of a $10,000 investment in the Russell MidCap Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 7/31/02.

INVESCO DYNAMICS FUND                     RUSSELL MIDCAP
- INVESTOR CLASS                          GROWTH INDEX (2)
7/92         $10,000                           $10,000
7/93         $12,530                           $11,324
7/94         $13,436                           $11,917
7/95         $17,551                           $15,583
7/96         $19,244                           $16,713
7/97         $26,298                           $23,346
7/98         $31,135                           $25,291
7/99         $41,715                           $30,777
7/00         $62,714                           $44,245
7/01         $38,920                           $30,170
7/02         $24,453                           $21,518

LINE GRAPH: INVESCO DYNAMICS FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class A and the value of a $10,000 investment in INVESCO Dynamics Fund - Class B to the value of a $10,000 investment in the Russell Midcap Growth Index
(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Dynamics Fund - Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 7/31/02.


INVESCO DYNAMICS      INVESCO DYNAMICS    RUSSELL MIDCAP
FUND -  CLASS A       FUND -  CLASS B     GROWTH INDEX (2)
4/02    $10,000           $10,000             $10,000
7/02    $ 6,689           $ 6,546             $ 7,380

LINE GRAPH:  INVESCO DYNAMICS FUND - CLASS C GROWTH OF $10,000 (1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class C to the value of a $10,000 investment in the Russell MidCap Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 7/31/02.

INVESCO DYNAMICS FUND         RUSSELL MIDCAP
- INVESTOR CLASS              GROWTH INDEX (2)
2/00       $10,000                $10,000
7/00        $9,834                 $8,682
7/01        $6,053                 $5,920
7/02        $3,767                 $4,222

LINE GRAPH:  INVESCO DYNAMICS FUND - CLASS K GROWTH OF $10,000 (1)

This line graph compares the value of a $10,000 investment in INVESCO Dynamics Fund - Class K to the value of a $10,000 investment in the Russell Midcap Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 7/31/02.

INVESCO DYNAMICS FUND        RUSSELL MIDCAP
- INVESTOR CLASS             GROWTH INDEX (2)
12/00      $10,000                $10,000
7/01        $7,640                 $8,544
7/02        $4,789                 $6,094


(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

---------------------------------------------------------------
                        DYNAMICS FUND
                      INDUSTRY BREAKDOWN
                   AS OF 7/31/02[PIE CHART]
                    % OF TOTAL NET ASSETS
---------------------------------------------------------------
Pharmaceuticals                                   7.04%
---------------------------------------------------------------
Semiconductors                                    6.56%
---------------------------------------------------------------
Application Software                              5.67%
---------------------------------------------------------------
Health Care Equipment                             4.45%
---------------------------------------------------------------
Oil & Gas Equipment & Services                    4.18%
---------------------------------------------------------------
Systems Software                                  4.04%
---------------------------------------------------------------
Investment Adviser/                               3.95%
Broker Dealer Services
---------------------------------------------------------------
IT Consulting & Services                          3.80%
---------------------------------------------------------------
Industrial Machinery                              3.55%
---------------------------------------------------------------
Banks                                             3.11%
---------------------------------------------------------------
Other Industries                                 52.20%
---------------------------------------------------------------
Net Cash & Cash Equivalents                       1.45%
---------------------------------------------------------------


                                                  DYNAMICS FUND
                                       TOTAL RETURN PERIODS ENDED 7/31/02


                                                     CUMULATIVE                             10 YEARS+ OR
  (INCEPTION)                                         6 MONTHS      1 YEAR      5 YEARS+   SINCE INCEPTION^
  DYNAMICS FUND - CLASS A (4/02) with sales load         N/A          N/A          N/A       (33.11%)^[]

  DYNAMICS FUND - CLASS B (4/02) with CDSC               N/A          N/A          N/A       (34.54%)^[]

  DYNAMICS FUND - CLASS C (2/00) with CDSC            (32.10%)     (38.76%)        N/A       (32.75%)^[]+

  DYNAMICS FUND - CLASS K (12/00)                     (30.89%)     (37.32%)        N/A       (35.72%)^[]+

  DYNAMICS FUND - INVESTOR CLASS (9/67)               (30.75%)     (37.17%)      (1.44%)       9.35%
-------------------------------------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.  TOTAL RETURN ASSUMES  REINVESTMENT OF DIVIDENDS AND
CAPITAL GAIN  DISTRIBUTIONS.  INVESTMENT  RETURN AND PRINCIPAL  VALUE WILL VARY SO THAT,  WHEN  REDEEMED,  AN
INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.  THE FUNDS' CLASS A PERFORMANCE REFLECTS THE
MAXIMUM  SALES CHARGE OF 5.50%.  THE FUNDS'  CLASS B AND CLASS C  PERFORMANCE  REFLECTS THE  DEDUCTION OF THE
APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES
FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE  BEGINNING  OF THE SEVENTH  YEAR.  THE CDSC OF CLASS C
SHARES  IS 1% FOR THE  FIRST 13  MONTHS  AFTER  PURCHASE.  THE  PERFORMANCE  OF THE  FUND'S  INVESTOR  CLASS,
INSTITUTIONAL  CLASS,  CLASS A, CLASS B, CLASS C AND CLASS K SHARES  WILL DIFFER DUE TO THE  DIFFERENT  SALES
CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS.

+ AVERAGE ANNUALIZED

^ FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

PERFORMANCE  INFORMATION  PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON
FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                 FUND MANAGEMENT

                             TIMOTHY J. MILLER, CFA
Chief Investment Officer Tim Miller is manager of INVESCO Dynamics Fund. He also leads INVESCO's Growth Investment Management Team. Prior to joining INVESCO Funds Group, Tim was associated with Mississippi Valley Advisors for 13 years, where he was an analyst and portfolio manager. He holds an MBA from the University of Missouri (St. Louis), a BSBA from St. Louis University, and is a Chartered Financial Analyst charterholder. Tim has more than 20 years of investment experience.

INVESCO ENDEAVOR FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

This annual reporting period covered a tumultuous year for the stock market, which suffered a sharp downturn. Chief among the negative events that shaped the dismal macroeconomic landscape were the September 11 terrorist attacks and the stream of corporate accounting scandals beginning with the admission of fraud by Enron Corp (not a fund holding) at the end of December. In between, we experienced a brief fourth-quarter rally -- fueled by the U.S.'s successful actions in Afghanistan and talk of an economic recovery -- but this rebound came to an end as investor confidence waned during the first half of 2002.

In this volatile environment, INVESCO Endeavor Fund-Investor Class shares dropped 50.56% during the 12-month period ended July 31, 2002. In comparison, the Russell 3000 Growth Index declined 28.86%. (Past performance is not a guarantee of future results.)1,2

BIAS TOWARD RECOVERY PROVES PREMATURE

The fund's underperformance can be largely attributed to our expectation of a faster recovery during the year. We began positioning the fund for an economic expansion and concurrent market advance prior to the unexpected and devastating events of September 11, and this negatively affected the fund when stock prices sank on the heels of the terrorist attacks. While the fund recouped some losses in the more bullish fourth quarter, we were disappointed when these conditions failed to extend into 2002. Unfortunately, the depth and breadth of corporate America's woes were greater than we anticipated, and the fund's emphasis on cyclical growth companies became an impediment.

Specifically, our substantial weighting in the technology sector hampered the fund's performance, as corporate spending and business fundamentals weakened in this area against an increasingly bearish backdrop. Our investments in a number of higher-growth software, semiconductor, and integrated circuit companies were particularly hard-hit, with names like Applied Micro Circuits and Brocade Communications Systems (no longer fund holdings) falling sharply.

Meanwhile, holdings from other cyclical sectors of the market compounded the fund's losses. For example, within the consumer discretionary sector, media companies faltered in the face of decreases in advertising spending post-9/11. And, our emphasis throughout much of the year on market-sensitive financial services firms that we had expected to rebound proved premature. At the same, time, the fund maintained underweight positions relative to the Russell 3000 Growth Index in areas that were more successful. Most notably, consumer staples stocks managed, as a group, to post a gain. Unfortunately, we had little exposure to staples companies during the year.

On a positive note, strong stock selection within the energy sector provided a lift during the year. One of the fund's more solid performers was Murphy Oil, which benefited from generally higher commodity prices and, at the period's end, a major well discovery off the shore of Malaysia. The find is expected to significantly increase Murphy's earnings and asset value going forward.

-------------------------------------------------------------------------
                         INVESCO ENDEAVOR FUND
                      TOP 10 COMMON STOCK HOLDINGS
                  % OF TOTAL NET ASSETS AS OF 7/31/02
-------------------------------------------------------------------------
Forest Laboratories                                         4.05%
-------------------------------------------------------------------------
Microsoft Corp.                                             3.92%
-------------------------------------------------------------------------
eBay Inc                                                    3.19%
-------------------------------------------------------------------------
Pfizer Inc.                                                 3.11%
-------------------------------------------------------------------------
General Electric                                            2.89%
-------------------------------------------------------------------------
Univision Communications Class A Shrs.                      2.64%
-------------------------------------------------------------------------
Expedia Inc.                                                2.27%
-------------------------------------------------------------------------
Fox Entertainment Group Class A Shrs.                       2.24%
-------------------------------------------------------------------------
Cisco Systems                                               2.14%
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd                          2.09%
Sponsored ADR Representing Ord Shrs
-------------------------------------------------------------------------
Holdings and composition of holdings are subject to change.
-------------------------------------------------------------------------


A SHIFT IN STRATEGY

The fund's new management team recently repositioned the fund with an eye toward reducing risk. The biggest change has been a reduction in the fund's technology weighting, which currently comprises just over 20% of the portfolio. Specifically, we have been eliminating higher-risk companies in the integrated circuits industry, as many names in this space are simply surviving on cash and waiting for resurgence in demand to boost their earnings. At the same time, we've been focusing on technology firms with stronger fundamentals, such as Expedia Inc, a new fund holding representing the online travel industry. Expedia has grown rapidly over the past three quarters in spite of the market downturn, and since online travel is not yet a highly penetrated market, we believe there is plenty of room for additional growth.

While reducing the fund's technology weighting, we have simultaneously been increasing holdings in the consumer discretionary, consumer staples, and energy sectors. Overall, our strategy is to diversify the fund more fully, and we are excited about the opportunities we've uncovered in these other areas. For example, within consumer staples, we have added companies like Whole Foods Market and Dean Foods Company, both leaders in the natural foods group which have been growing steadily and also bring greater stability to the fund, given their lower valuations. Overall, it is the potential for growth with less risk that we are currently finding attractive in today's uncertain market climate.

LINE GRAPH: INVESCO ENDEAVOR FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Endeavor Fund - Class A and the value of a $10,000 investment in INVESCO Endeavor Fund - Class B to the value of a $10,000 investment in the Russell 3000 Growth Index
(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Endeavor Fund - Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 7/31/02.


INVESCO ENDEAVOR      INVESCO ENDEAVOR       RUSSELL 3000
FUND -  CLASS A       FUND -  CLASS B        GROWTH INDEX (2)

4/02    $10,000           $10,000               $10,000
7/02    $ 6,134           $ 5,523               $ 7,649


LINE GRAPH:  INVESCO ENDEAVOR FUND- INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Endeavor Fund - Investor Class to the value of a $10,000 investment in the Russell 3000 Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (10/98) through 7/31/02.

INVESCO ENDEAVOR FUND -             RUSSELL 3000
INVESTOR CLASS                     GROWTH INDEX (2)

10/98      $10,000                    $10,000
7/99       $16,610                    $12,567
7/00       $25,885                    $15,604
7/01       $11,686                    $10,260
7/02       $ 5,778                    $ 7,299

LINE GRAPH:  INVESCO ENDEAVOR FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Endeavor Fund - Class C to the value of a $10,000 investment in the Russell 3000 Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Endeavor Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 7/31/02.

INVESCO ENDEAVOR FUND -             RUSSELL 3000
CLASS C                            GROWTH INDEX (2)

2/00       $10,000                    $10,000
7/01       $ 9,429                    $ 9,786
7/02       $ 4,222                    $ 6,434
7/03       $ 2,073                    $ 4,577

LINE GRAPH:  INVESCO ENDEAVOR FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Endeavor Fund - Class K to the value of a $10,000 investment in the Russell 3000 Growth Index (2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/00) through 7/31/02.

INVESCO ENDEAVOR FUND -             RUSSELL 3000
CLASS K                           GROWTH INDEX (2)

12/00      $10,000                   $10,000
7/01       $ 6,164                   $ 8,026
7/02       $ 3,044                   $ 5,838

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE RUSSELL 3000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 3000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

---------------------------------------------------------------
               INVESCO ENDEAVOR FUND
                INDUSTRY BREAKDOWN
              AS OF 7/31/02[PIE CHART]
               % OF TOTAL NET ASSETS
---------------------------------------------------------------
Pharmaceuticals                                  10.61%
---------------------------------------------------------------
Broadcasting - Radio/TV                           6.28%
---------------------------------------------------------------
Systems Software                                  6.03%
---------------------------------------------------------------
Semiconductors                                    4.71%
---------------------------------------------------------------
Restaurants                                       4.29%
---------------------------------------------------------------
Banks                                             3.59%
---------------------------------------------------------------
Food Retail                                       3.56%
---------------------------------------------------------------
Internet Retail                                   3.19%
---------------------------------------------------------------
Industrial Conglomerates                          2.89%
---------------------------------------------------------------
Movies & Entertainment                            2.77%
---------------------------------------------------------------
Other Industries                                 46.29%
---------------------------------------------------------------
Net Cash & Cash Equivalents                       5.79%
---------------------------------------------------------------

                                                  INVESCO ENDEAVOR FUND
                                            TOTAL RETURN PERIODS ENDED 7/31/02


                                                           CUMULATIVE                             10 YEARS+ OR
  (INCEPTION)                                               6 MONTHS     1 YEAR       5 YEARS+   SINCE INCEPTION^
-------------------------------------------------------------------------------------------------------------------
  INVESCO ENDEAVOR FUND - CLASS A (4/02) with sales load       N/A          N/A         N/A        (38.66%)^?
-------------------------------------------------------------------------------------------------------------------
  INVESCO ENDEAVOR FUND - CLASS B (4/02) with CDSC             N/A          N/A         N/A        (44.77%)^[]
  INVESCO ENDEAVOR FUND - CLASS C (2/00) with CDSC          (43.40%)     (51.89%)       N/A        (47.25%)^[]+
  INVESCO ENDEAVOR FUND - CLASS K (12/00)                   (42.21%)     (50.61%)       N/A        (51.03%)^[]+
  INVESCO ENDEAVOR FUND - INVESTOR CLASS (10/98)            (42.17%)     (50.56%)       N/A        (13.58%)^[]+
-------------------------------------------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL
GAIN  DISTRIBUTIONS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED,  AN INVESTOR'S SHARES
MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.  THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF
5.50%.  THE FUNDS' CLASS B AND CLASS C PERFORMANCE  REFLECTS THE DEDUCTION OF THE  APPLICABLE  CONTINGENT  DEFERRED
SALES CHARGE  (CDSC) FOR THE PERIODS  SHOWN.  THE CDSC ON CLASS B SHARES  DECLINES FROM 5% BEGINNING AT THE TIME OF
PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER
PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS,  INSTITUTIONAL CLASS, CLASS A, CLASS B, CLASS C AND CLASS K
SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE  STRUCTURES AND EXPENSES.  INVESTOR CLASS SHARES ARE CLOSED TO
NEW INVESTORS.  + AVERAGE ANNUALIZED ^ FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY PERFORMANCE  INFORMATION
PROVIDED IN THIS REPORT DOES NOT REFLECT THE  DEDUCTION  OF TAXES  SHAREHOLDERS  PAY ON FUND  DISTRIBUTIONS  OR THE
REDEMPTION OF FUND SHARES.



FUND MANAGEMENT - TEAM-MANAGED

INVESCO Endeavor Fund is managed by a group of seasoned INVESCO portfolio managers who specialize in growth stock investing. The ideas and research the team generates are shared and combined in the management of the fund.

                                                                      APPENDIX D

                             PRINCIPAL SHAREHOLDERS
                             ----------------------

                              INVESCO DYNAMICS FUND
                            TO ACQUIRE THE ASSETS OF

                              INVESCO ENDEAVOR FUND
                  (EACH, A SERIES OF INVESCO STOCK FUNDS, INC.)

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization whereby INVESCO Dynamics Fund ("Dynamics Fund") would acquire the assets of INVESCO Endeavor Fund ("INVESCO Endeavor Fund") in exchange solely for shares of Dynamics Fund and the assumption by Dynamics Fund of INVESCO Endeavor Fund's liabilities ("Reorganization"). This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

         (1) The audited financial statements of Dynamics Fund and INVESCO Endeavor Fund (each, a series of INVESCO Stock Funds, Inc.) included in the Annual Report to Shareholders of INVESCO Stock Funds, Inc. for the fiscal year ended July 31, 2002, previously filed on EDGAR, Accession Number 0000035692-02-000016.

         (2) The Statement of Additional Information of INVESCO Stock Funds, Inc, dated November 30, 2001, as amended on February 28, 2002, and on July 31, 2002, previously filed on EDGAR, Accession Number 0000035692-01-500015, 0000035692-02-000002 and
                0000035692-02-000012, respectively, except for the information contained herein, which has been updated as of the fiscal year ended July 31, 2002.


         This SAI is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated November 7, 2002 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-525-8085. This SAI is dated November 7, 2002.

THE INVESTMENT ADVISORY AGREEMENT

         During the fiscal year ended July 31, 2002, Dynamics Fund paid INVESCO advisory fees in the dollar amounts shown. Since Dynamics Fund's Class A and Class B shares were not offered until April 1, 2002, the advisory fees paid with respect to Class A and Class B shares are for the period from April 1, 2002 to July 31, 2002. Information for the Institutional Class shares of Dynamics Fund is not included because that class is not involved in the proposed
Reorganization. INVESCO Endeavor Fund does not have a corresponding Institutional Class. If applicable, the advisory fees were offset by credits in the amounts shown, so that Dynamics Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by INVESCO Stock Funds, Inc. and INVESCO.

                       Advisory Fee Dollars                     Total Expense
                                                                Reimbursements
Investor Class                    $24,987,474                    $1,017,405
Class A                           $2,179                         $0
Class B                           $450                           $0
Class C                           $133,005                       $56,491
Class K                           $200,382                       $0


FEES PAID TO INVESCO

         During the fiscal year ended July 31, 2002, Dynamics Fund (the "Fund") paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). Since the Fund's Class A and B shares were not offered until April 1, 2002, the fees paid with respect to Class A and B shares are for the period from April 1, 2002 to July 31, 2002. Information for the Institutional Class shares of Dynamics Fund is not included because that class is not involved in the proposed Reorganization. INVESCO Endeavor Fund does not have a corresponding Institutional Class.

                                        Administrative
                       Advisory           Services           Transfer Agency
Investor Class          $24,987,474       $2,433,155            $21,766,055
Class A                 $2,179            $207                  $504
Class B                 $450              $43                   $199
Class C                 $133,005          $12,954               $128,811
Class K                 $200,382          $19,487               $142,789


COMPENSATION OF DIRECTORS

         The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended July 31, 2002.

         In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Funds complex.

--------------------------------------------------------------------------------------------------------------------
Name of Person        Aggregate            Benefits Accrued      Estimated Annual       Total Compensation
and Position          Compensation From    As Part of            Benefits Upon          From INVESCO
                      Company (1)          Company               Retirement (3)         Complex Paid To
                                           Expenses (2)                                 Directors (6)
--------------------------------------------------------------------------------------------------------------------
Fred A. Deering, Vice    $30,488           $8,553                $10,436                $116,000
Chairman of the Board
----------------------------------------------------------------------------------------------------------------
Victor L. Andrews        $27,259           $7,614                $9,590                 $99,700
----------------------------------------------------------------------------------------------------------------
Bob R. Baker             $29,095           $5,233                $9,590                 $102,700
----------------------------------------------------------------------------------------------------------------
Lawrence H. Budner       $26,305           $7,614                $9,590                 $98,700
----------------------------------------------------------------------------------------------------------------
James T. Bunch           $25,150           $0                    $0                     $92,350
----------------------------------------------------------------------------------------------------------------
Wendy L. Gramm(4)        $27,373           $0                    $0                     $94,850
----------------------------------------------------------------------------------------------------------------
Gerald J. Lewis          $25,612           $0                    $0                     $95,350
----------------------------------------------------------------------------------------------------------------
John W. McIntyre         $27,731           $7,614                $9,590                 $117,050
----------------------------------------------------------------------------------------------------------------
Larry Soll               $26,476           $0                    $0                     $111,900
----------------------------------------------------------------------------------------------------------------
Total                    $245,489          $51,931               $71,360                $1,017,600
----------------------------------------------------------------------------------------------------------------
% of Net Assets          0.0043%(5)        0.0009%(5)            _______%               0.0035%(6)
----------------------------------------------------------------------------------------------------------------


(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age
     72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4)  Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5)  Total as a percentage of the Company's net assets as of July 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

DISTRIBUTION PLAN PAYMENTS

Dynamics Fund made payments to INVESCO Distributors, Inc. under the Investor Class, Class A, Class B, Class C, and Class K Plans during the fiscal year or period ended July 31, 2002 in the following amounts:

------------------ ------------- ------------ -------------- ------------
INVESTOR CLASS     CLASS A*      CLASS B*     CLASS C        CLASS K
------------------ ------------- ------------ -------------- ------------
$13,462,581        $1,542        $927         $292,177       $192,792
------------------ ------------- ------------ -------------- ------------


*For the period April 1, 2002 to July 31, 2002

In addition, as of the fiscal year or period ended July 31, 2002, the following additional distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended July 31, 2003:

------------------- -------------- -------------- -------------- ---------------
INVESTOR CLASS      CLASS A*       CLASS B*       CLASS C        CLASS K
------------------- -------------- -------------- -------------- ---------------
$826,404            $569           $299           $16,806        $17,372
------------------- -------------- -------------- -------------- ---------------

*For the period April 1, 2002 to July 31, 2002.

For the fiscal year or period ended July 31, 2002, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
                                                   INVESTOR      CLASS A*    CLASS B*      CLASS C       CLASS K
                                                   CLASS
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
Advertising                                        333,354       0           0             0             0
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
Sales literature, printing and postage             689,659       0           0             0             0
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
Public Relations/Promotion                         1,088,256     0           0             0             0
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
Compensation to securities dealers and other       8,658,083     974         628           297,540       175,421
organizations
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------
Marketing personnel                                3,218,968     0           0             0             0
-------------------------------------------------- ------------- ----------- ------------- ------------- -------------

*For the period April 1, 2002 to July 31, 2002.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by Dynamics Fund for the fiscal year ended July 31, 2002 was $17,031,628.


For the fiscal year ended July 31, 2002, brokers providing research services received $11,987,579 in commissions effected for all series of the Company ("Funds"). The aggregate dollar amount of such portfolio transactions was

$5,794,515,918. Commissions totaling $475,625 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended July 31, 2002.

At July 31, 2002, Dynamics Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

          -------------------------------- ------------------------------
          BROKER OR DEALER                 VALUE OF SECURITIES AT JULY
                                           31, 2002
          -------------------------------- ------------------------------
          AIG Funding Corporation          $50,000,000
          -------------------------------- ------------------------------
          New Center Asset Trust, Series   $50,000,000
          1
          -------------------------------- ------------------------------
          State Street Bank and Trust,     $50,000,000
          Boston
          -------------------------------- ------------------------------
          UBS Finance Incorporated         $50,000,000
          -------------------------------- ------------------------------
          State Street Bank and Trust      $56,461,000
          -------------------------------- ------------------------------
          Lehman Brothers Holdings         $25,155,422
          Incorporated
          -------------------------------- ------------------------------


PERFORMANCE

         Average annual total return performance for Dynamics Fund Investor Class, Class K and Class C shares for the one-, five-, and ten-year periods (or since inception) ended July 31, 2002 are indicated in the chart below. Average annual total return performance is provided for Dynamics Fund Class A and Class B shares for the period from April 1, 2002 to July 31, 2002. Average annual return performance is not provided for the Institutional Class, as that class is not involved in the proposed Reorganization.

---------------------------------- ------------ ----------- --------------------
CLASS                                                         10 YEARS OR
                                   ONE YEAR     FIVE YEARS    SINCE INCEPTION
---------------------------------- ------------ ----------- --------------------
INVESTOR CLASS:

RETURN BEFORE TAXES                (37.17%)     (1.44%)     9.35%

RETURN AFTER TAXES ON              (37.19%)     (3.09%)     6.63%
DISTRIBUTIONS

RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND     (22.61%)     (1.52%)     6.69%
SHARES
---------------------------------- ------------ ----------- --------------------

CLASS C:

RETURN BEFORE TAXES                (37.76%)      N/A        (26.68%) (1)

WITH CDSC                          (38.76%)      N/A        (32.75%)
---------------------------------- ------------- ---------- --------------------


CLASS K:

RETURN BEFORE TAXES                (37.32%)      N/A        (35.72%) (2)
---------------------------------- ------------- ---------- --------------------
CLASS A:

RETURN BEFORE TAXES                N/A           N/A        (29.22%) (3)

WITH SALES LOAD                    N/A           N/A        (33.11%) (3)
---------------------------------- ------------- ---------- --------------------
CLASS B:

RETURN BEFORE TAXES                N/A           N/A        (29.54%) (4)

WITH CDSC                          N/A           N/A        (34.54%) (4)
---------------------------------- ------------- ---------- --------------------

(1)      Since inception of Class C shares on February 15, 2000.

(2)      Since inception of Class K shares on December 1, 2000.

(3)      Since inception of Class A Shares on April 1, 2002.

(4)      Since inception of Class B Shares on April 1, 2002.

                            INVESCO STOCK FUNDS, INC.
                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification
         ---------------

         Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16. Exhibits
         --------

         (1)  Articles  of  Amendment  and   Restatement   of  the  Articles  of
         Incorporation, filed December 2, 1999(8)

              (a) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed May 5, 2000(8)

              (b) Articles of Amendment to the Articles of Amendment and Restatement of Articles of Incorporation, filed May 17, 2000(9)

              (c)  Articles  Supplementary  to the  Articles  of  Amendment  and
         Restatement  of the  Articles  of  Incorporation,  filed  November  22,
         2000(10)

              (d) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed August 20, 2001(12)

              (e) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed October 15, 2001(13)

              (f) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 5, 2000(14)

              (g) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 17, 2000.(14)

              (h) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed November 22, 2000(14)

              (i) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed October 29, 1998(14)

              (j) Articles Supplementary to the Articles of Amendment and Restateent of the Articles of Incorporation filed February 6, 2002(14)

              (k) Certificate of Correction filed July 23, 2002 to the Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 6, 2002(15)

         (l) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed July 26, 2002(15)

         (2) By-Laws, as amended July 21, 1993(1)

         (3) Voting trust agreement - none

         (4) Plan of Reorganization and Termination by INVESCO Stock Funds, Inc. on behalf of INVESCO Endeavor Fund and INVESCO Dynamics Fund - filed herewith

         (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of Registrant's Articles of Incorporation as amended, and Articles II, VI, VII, VIII, and IX of Registrant's By-Laws.

         (6) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997(2)

              (a) Amendment dated June 30, 1998 to Advisory Agreement(3)

              (b) Amendment dated September 18, 1998 to Advisory Agreement(5)

              (c) Amendment dated May 13, 1999 to Advisory Agreement(6)

              (d) Amendment dated July 15, 1999 to Advisory Agreement(7)

              (e) Amendment dated July 31, 2002 to Advisory Agreement(15)

         (7) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001,
         October 5, 2001,  October 19, 2001, March 29, 2002, April 30, 2002, and
         July 30, 2002(15)

         (8)  Retirement  Plan  for  Independent  Directors  dated  October  30,
         2001(15)

         (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, and July 30,
         2002 July 30, 2002(15)

         (10) (a) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, March 29, 2002, and July 31, 2002 with respect to the Funds' Investor Class shares(15)

              (b) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 19, 2001,
         March 29, 2002, and July 30, 2002 with respect to the Funds' Class C shares(15)

              (c) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September 28, 2001, October 19, 2001, January 15, 2002, March 29, 2002, and July 30, 2002 with respect to the Funds' Class K shares(15)

              (d) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2001, as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, and July 30, 2002 with respect to the Funds' Class A shares(15)

              (e) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000 as amended August 23, 2000, May 15, 2001, September 28, 2001,
         March 29, 2002, and July 31, 2002 with respect to the Funds' Class B shares(15)

              (f) Master Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted February 7, 2002 and amended July 30, 2002(15)

         (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable dated September 16, 2002 - filed herewith

         (12) Opinion and consent of counsel as to the tax matters and consequences to shareholders discussed in this Prospectus dated January __, 2003 - to be filed by Amendment within a reasonable time after closing.

         (13) (a) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
         2001,  October 5, 2001,  October 19, 2001,  March 29,  2002,  April 30,
         2002, and July 31, 2002(15)

              (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October
         19, 2001, March 29, 2002, April 30, 2002, and July 31, 2002(15)

         (14) Consent of PricewaterhouseCoopers LLP - filed herewith

         (15) Financial statements omitted from part B - none.

         (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 15, 1993, June 24, 1994, June 22, 1995, June 30, 1997, August 28, 1998, March 8, 2000, May 5, 2000 and June 25,
         2001, respectively

         (17) Additional Exhibits:
              Form of Amended Proxy Card - filed herewith

________________

(1)Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(3)Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(5)Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(7)Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(8)Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(9)Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(10)Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(11)Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

(12)Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on August 23, 2001 and incorporated by reference herein.

(13)Previously filed with Post-Effective Amendment No. 63 to the Registration Statement on September 24, 2001 and incorporated by reference herein.

(14)Previously filed with Post-Effective Amendment No. 66 to the Registration Statement on February 7, 2002 and incorporated by reference herein.

(15)Previously filed with Post-Effective Amendment No. 68 to the Registration Statement on July 26, 2002 and incorporated by reference herein.

Item 17. Undertakings
         ------------

         (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters with a reasonable time after closing.

                                   SIGNATURES

         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 20 day of September, 2002.

ATTEST:                                     INVESCO Stock Funds, Inc.



/s/ Glen A. Payne                            By: /s/ Mark H. Williamson
-----------------------------                   ------------------------------
Glen A. Payne                                      Mark H. Williamson
Secretary                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                            Date
---------                          -----                            ----


/s/ Mark H. Williamson     President, Director and Chief     September 20, 2002
----------------------     Executive Officer
Mark H. Williamson


/s/ Ronald L. Grooms       Treasurer and Chief Financial     September 20, 2002
---------------------      and Accounting Officer
Ronald L. Grooms



*                          Director                          September 20, 2002
----------------------
Victor L. Andrews



*                          Director                          September 20, 2002
----------------------
Bob R. Baker



*                          Director                          September 20, 2002
----------------------
James T. Bunch

*                          Director                          September 20, 2002
----------------------
Lawrence H. Budner



*                          Director                          September 20, 2002
----------------------
Raymond R. Cunningham



*                          Director                          September 20, 2002
----------------------
Fred A. Deering



*                          Director                          September 20, 2002
----------------------
Larry Soll



*                          Director                          September 20, 2002
----------------------
Gerald J. Lewis



*                          Director                          September 20, 2002
----------------------
John W. McIntyre



By: *
    ----------------------                                   September 20, 2002
    Edward F. O'Keefe
    Attorney in Fact

                                                             September 20, 2002
By: /s/ Glen A. Payne
   ----------------------
    Glen A. Payne
    Attorney in Fact


______________________

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on September 15, 1993, September 22, 1994, September 22, 1995, September 30, 1997, August 28, 1998, March 8, 2000, May 5, 2000, and September 25, 2001,
respectively.